BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
September 30, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.3%
(a)(b)
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2, Class
A, (1 Month CME Term SOFR +
1.85%), 4.70%, 05/15/37 ....... USD 100 $ 97,846
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (LIBOR USD 3 Month +
1.65%), 4.36%, 04/20/34 ....... 250 237,016
Voya CLO Ltd., Series 2017-3A, Class
A1R, (LIBOR USD 3 Month +
1.04%), 3.75%, 04/20/34 ....... 150 142,500
477,362
Ireland — 0.1%
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32
(b)(c)
.... EUR 100 91,164
United States — 0.8%
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 3.30%, 05/25/36
(b)
..... USD 23 22,610
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 4.14%, 06/15/36
(a)
(b)
...................... 100 97,514
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(a)(b)
. 179 151,499
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 46 37,221
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 100 96,528
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 3.51%, 04/15/60
(b)
96 88,191
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 110 92,284
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 83,156
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 79,804
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 91 84,904
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 7.57%,
10/15/41
(a)(b)
............... 149 161,008
SMB Private Education Loan Trust,
Series 2021-A, Class C, 2.99%,
01/15/53
(a)
................ 204 172,018
1,166,737
Total Asset-Backed Securities — 1.2%
(Cost: $1,916,681) .............................. 1,735,263
Security
Shares
Shares Value
Common Stocks
Argentina — 0.0%
MercadoLibre, Inc.
(d)
............ 19 $ 15,728
Australia — 0.7%
AGL Energy Ltd. .............. 5,337 23,282
Australia & New Zealand Banking
Group Ltd. ................ 580 8,491
BHP Group Ltd.
(e)
.............. 5,985 148,976
CSL Ltd. .................... 81 14,731
Endeavour Group Ltd. .......... 4,260 19,145
Glencore plc ................. 91,528 480,981
Goodman Group .............. 1,032 10,430
Origin Energy Ltd. ............. 881 2,923
QBE Insurance Group Ltd. ....... 2,382 17,674
Quintis Australia Pty. Ltd.
(d)(f)
....... 218,994 1
Rio Tinto plc ................. 1,764 95,443
South32 Ltd. ................. 29,364 69,708
Treasury Wine Estates Ltd. ....... 1,722 13,856
Woodside Energy Group Ltd. ...... 902 18,429
Woolworths Group Ltd. .......... 248 5,389
929,459
Belgium — 0.0%
KBC Group NV ............... 502 23,822
Brazil — 0.1%
Embraer SA
(d)
................ 4,445 9,616
Engie Brasil Energia SA ......... 1,583 11,319
NU Holdings Ltd., Class A
(d)
....... 4,577 20,139
Sendas Distribuidora SA ......... 4,242 13,801
Suzano SA .................. 592 4,902
Vale SA .................... 1,200 16,057
Yara International ASA .......... 297 10,423
86,257
Canada — 0.9%
Barrick Gold Corp. ............. 425 6,587
Canadian Imperial Bank of
Commerce
(e)
............... 422 18,471
Canadian National Railway Co. .... 328 35,423
Enbridge, Inc. ................ 26,765 992,437
George Weston Ltd. ............ 90 9,423
Imperial Oil Ltd. ............... 373 16,150
National Bank of Canada ........ 114 7,145
Nutrien Ltd.
(e)
................ 797 66,467
Pembina Pipeline Corp. ......... 266 8,080
Suncor Energy, Inc. ............ 470 13,236
TC Energy Corp.
(e)
............. 2,423 97,597
1,271,016
Cayman Islands — 0.0%
Hedosophia European Growth
(d)
.... 5,835 56,328
Chile — 0.0%
Sociedad Quimica y Minera de Chile
SA, ADR ................. 470 42,652
China — 1.7%
AAC Technologies Holdings, Inc.
(d)
.. 1,000 1,554
Agricultural Bank of China Ltd., Class H 71,000 21,250
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 4,879 19,549
Alibaba Group Holding Ltd.
(d)
...... 24,216 241,660
Amoy Diagnostics Co. Ltd., Class A . 7,380 23,778
Anhui Gujing Distillery Co. Ltd., Class B 100 1,477
ANTA Sports Products Ltd. ....... 600 6,298

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
China (continued)
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 978 $ 18,885
Baidu, Inc., Class A
(d)
........... 500 7,361
Bank of China Ltd., Class H ....... 13,000 4,246
BYD Co. Ltd., Class A ........... 5,200 183,194
BYD Co. Ltd., Class H .......... 1,000 24,635
China Construction Bank Corp., Class
H ...................... 51,000 29,437
China Feihe Ltd.
(a)(c)(d)
........... 3,000 2,095
China Gas Holdings Ltd. ......... 800 957
China Hongqiao Group Ltd. ....... 2,000 1,637
China Life Insurance Co. Ltd., Class H 3,000 3,838
China Mengniu Dairy Co. Ltd.
(d)
.... 2,000 7,906
China Merchants Bank Co. Ltd., Class
H ...................... 2,000 9,256
China National Building Material Co.
Ltd., Class H ............... 2,000 1,523
China Pacific Insurance Group Co. Ltd.,
Class H .................. 2,800 5,142
China Petroleum & Chemical Corp.,
Class H .................. 56,000 23,914
China Resources Gas Group Ltd. ... 2,000 6,341
China Resources Land Ltd. ....... 2,000 7,834
China Resources Power Holdings Co.
Ltd. ..................... 2,000 3,088
China Tourism Group Duty Free Corp.
Ltd., Class A ............... 700 19,210
Contemporary Amperex Technology
Co. Ltd., Class A ............ 4,000 223,696
COSCO SHIPPING Holdings Co. Ltd.,
Class H .................. 8,150 9,480
Country Garden Services Holdings Co.
Ltd. ..................... 10,000 14,600
CSPC Pharmaceutical Group Ltd. ... 6,000 5,947
Dali Foods Group Co. Ltd.
(a)(c)
...... 3,000 1,292
Dongfeng Motor Group Co. Ltd., Class
H ...................... 12,000 6,415
ENN Energy Holdings Ltd. ........ 200 2,667
Foshan Haitian Flavouring & Food Co.
Ltd., Class A ............... 2,910 33,666
Ganfeng Lithium Co. Ltd., Class H
(a)(c)
10,640 70,288
Glodon Co. Ltd., Class A ......... 3,900 24,874
Great Wall Motor Co. Ltd., Class H .. 17,000 19,381
Gree Electric Appliances, Inc. of
Zhuhai, Class A ............. 4,600 20,854
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 18,000 35,771
Haidilao International Holding Ltd.
(a)(c)(d)
12,000 23,276
Haier Smart Home Co. Ltd., Class H . 800 2,434
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 6,200 19,846
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)(c)
............ 1,900 15,275
Hundsun Technologies, Inc., Class A . 7,789 36,812
Hygeia Healthcare Holdings Co. Ltd.
(a)(c)
(d)
...................... 3,800 21,256
Industrial & Commercial Bank of China
Ltd., Class H ............... 68,000 31,899
JD Health International, Inc.
(a)(c)(d)
... 9,100 51,837
JD.com, Inc., Class A ........... 1,304 32,898
Jiangsu Hengrui Medicine Co. Ltd.,
Class A .................. 5,600 27,414
Jinxin Fertility Group Ltd.
(a)(c)
...... 33,500 16,298
JiuGui Liquor Co. Ltd., Class A ..... 456 8,001
Kindstar Globalgene Technology, Inc.
(a)
(c)(d)
..................... 55,500 12,554
Security
Shares
Shares Value
China (continued)
Kingsoft Corp. Ltd. ............. 8,400 $ 22,226
Kweichow Moutai Co. Ltd., Class A .. 124 32,414
Lenovo Group Ltd. ............. 24,000 16,601
Li Auto, Inc., ADR
(d)
............ 4,065 93,536
Meituan Dianping
(a)(c)(d)
.......... 2,000 42,033
Microport Cardioflow Medtech Corp.
(a)(c)
(d)
...................... 96,000 26,782
Ming Yuan Cloud Group Holdings Ltd. 7,000 4,118
NetEase, Inc. ................ 600 9,054
Nongfu Spring Co. Ltd., Class H
(a)(c)
.. 2,800 16,193
PetroChina Co. Ltd., Class H ...... 32,000 13,081
Pharmaron Beijing Co. Ltd., Class H
(a)(c)
1,750 8,466
PICC Property & Casualty Co. Ltd.,
Class H .................. 2,000 2,068
Ping An Insurance Group Co. of China
Ltd., Class H ............... 2,000 9,978
SG Micro Corp., Class A ......... 675 13,272
Shanghai Fosun Pharmaceutical Group
Co. Ltd., Class H ............ 3,500 8,449
Shanghai Jinjiang International Hotels
Co. Ltd., Class A ............ 2,400 19,319
Shenzhou International Group Holdings
Ltd. ..................... 700 5,405
SITC International Holdings Co. Ltd. . 8,000 14,671
TBEA Co. Ltd., Class A .......... 1,900 5,730
Tencent Holdings Ltd. ........... 11,000 371,540
Tianqi Lithium Corp., Class A
(d)
..... 700 9,786
Tingyi Cayman Islands Holding Corp. 2,000 3,444
Venustech Group, Inc., Class A .... 7,699 21,722
Want Want China Holdings Ltd. .... 6,000 3,918
Wuhan Raycus Fiber Laser
Technologies Co. Ltd., Class A
(d)
. 5,460 16,976
WuXi AppTec Co. Ltd., Class A ..... 1,864 18,572
Wuxi Biologics Cayman, Inc.
(a)(c)(d)
... 3,834 22,823
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 1,482 10,289
Yonyou Network Technology Co. Ltd.,
Class A .................. 11,300 27,686
Yum China Holdings, Inc. ........ 400 18,985
Zhongsheng Group Holdings Ltd. ... 1,000 3,965
Zijin Mining Group Co. Ltd., Class A . 3,000 3,276
Zijin Mining Group Co. Ltd., Class H . 10,000 9,679
ZTE Corp., Class H ............ 3,400 6,072
2,356,925
Denmark — 0.2%
AP Moller - Maersk A/S, Class B .... 3 5,452
Chr Hansen Holding A/S ......... 89 4,384
DSV A/S .................... 460 53,888
Novo Nordisk A/S, Class B ....... 1,514 150,821
Pandora A/S ................. 193 9,026
223,571
Finland — 0.0%
Fortum OYJ ................. 1,995 26,807
Kone OYJ, Class B ............ 234 9,016
Wartsila OYJ Abp .............. 1,826 11,664
47,487
France — 1.7%
Arkema SA .................. 1,790 130,453
Atos SE
(d)
................... 1,059 8,372
BNP Paribas SA .............. 4,675 197,469
Carrefour SA ................. 629 8,724
Cie de Saint-Gobain ............ 8,059 288,154
Danone SA .................. 3,642 172,213

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
France (continued)
Engie SA ................... 647 $ 7,447
EssilorLuxottica SA ............ 2,103 285,846
Hermes International ........... 145 170,537
Kering SA ................... 47 20,847
La Francaise des Jeux SAEM
(a)(c)
... 693 20,557
L'Oreal SA .................. 174 55,635
LVMH Moet Hennessy Louis Vuitton SE 1,414 833,659
Remy Cointreau SA ............ 48 7,966
Societe Generale SA ........... 3,347 66,191
TotalEnergies SE .............. 1,811 84,962
Unibail-Rodamco-Westfield
(d)
...... 80 3,310
2,362,342
Germany — 2.3%
adidas AG .................. 83 9,542
BASF SE ................... 319 12,243
Commerzbank AG
(d)
............ 9,386 66,819
Deutsche Boerse AG ........... 91 14,917
Deutsche Telekom AG (Registered) . 32,049 545,528
Fresenius Medical Care AG & Co.
KGaA ................... 322 9,072
Fresenius SE & Co. KGaA ........ 553 11,787
Infineon Technologies AG ........ 3,248 71,079
Mercedes-Benz Group AG ........ 10,330 522,357
SAP SE .................... 9,335 760,757
Siemens AG (Registered) ........ 7,082 692,215
Symrise AG ................. 648 63,188
Telefonica Deutschland Holding AG . 5,544 11,209
Uniper SE ................... 1,710 6,454
Vantage Towers AG ............ 16,104 416,611
3,213,778
Hong Kong — 0.3%
AIA Group Ltd. ............... 36,400 303,063
ASMPT Ltd. ................. 2,200 13,336
Orient Overseas International Ltd. .. 1,000 17,403
WH Group Ltd.
(a)(c)
............. 9,500 5,975
339,777
India — 0.1%
HCL Technologies Ltd. .......... 903 10,255
Indian Oil Corp. Ltd. ............ 4,444 3,635
Think & Learn Pvt Ltd., Series F
(Acquired 12/11/20, cost $67,547)
(d)(f)
(g)
...................... 45 130,751
Vedanta Ltd. ................. 3,785 12,421
157,062
Ireland — 0.0%
Kingspan Group plc ............ 573 25,816
Israel — 0.3%
(d)
Nice Ltd., ADR
(e)
.............. 2,057 387,210
Taboola.com, Ltd. ............. 4,995 9,041
396,251
Italy — 0.2%
Coca-Cola HBC AG ............ 895 18,701
Enel SpA ................... 4,887 20,043
Ferrari NV .................. 528 97,778
FinecoBank Banca Fineco SpA .... 721 8,905
Intesa Sanpaolo SpA ........... 112,186 185,445
UniCredit SpA ................ 664 6,722
337,594
Japan — 1.0%
AGC, Inc. ................... 100 3,113
Astellas Pharma, Inc. ........... 1,350 17,884
Security
Shares
Shares Value
Japan (continued)
BayCurrent Consulting, Inc. ....... 100 $ 25,943
CyberAgent, Inc. .............. 400 3,368
East Japan Railway Co. ......... 300 15,385
FANUC Corp. ................ 3,300 463,367
Food & Life Cos. Ltd. ........... 900 13,803
Fujitsu Ltd. .................. 100 10,965
Hino Motors Ltd. .............. 3,200 13,230
Honda Motor Co. Ltd. ........... 600 13,024
Hoya Corp. .................. 2,959 285,125
Inpex Corp. .................. 1,400 13,058
Japan Post Bank Co. Ltd. ........ 2,200 15,378
Kao Corp. ................... 100 4,069
Keyence Corp. ............... 281 92,888
Kobayashi Pharmaceutical Co. Ltd. .. 100 5,860
Kose Corp. .................. 1,400 144,346
Kyowa Kirin Co. Ltd. ............ 500 11,496
Mazda Motor Corp. ............ 1,800 11,952
Mitsubishi Electric Corp. ......... 1,600 14,477
Morinaga Milk Industry Co. Ltd. .... 300 8,795
Oracle Corp. Japan ............ 200 10,601
Recruit Holdings Co. Ltd. ........ 1,877 54,068
Ryohin Keikaku Co. Ltd. ......... 1,400 11,715
Sega Sammy Holdings, Inc. ....... 1,100 14,982
Shionogi & Co. Ltd. ............ 200 9,659
Sysmex Corp. ................ 100 5,344
Terumo Corp. ................ 500 14,055
Toyota Motor Corp. ............ 900 11,763
Yamato Holdings Co. Ltd. ........ 600 9,010
ZOZO, Inc. .................. 1,000 20,018
1,348,741
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 338 5,095
Macau — 0.0%
Sands China Ltd.
(d)
............. 1,600 3,984
Mexico — 0.0%
Fomento Economico Mexicano SAB de
CV ..................... 5,470 34,309
Grupo Aeroportuario del Sureste SAB
de CV, Class B ............. 409 8,042
42,351
Netherlands — 1.6%
Adyen NV
(a)(c)(d)
............... 215 268,140
ASML Holding NV ............. 1,517 628,461
Heineken NV ................ 134 11,702
ING Groep NV ................ 71,856 615,693
Koninklijke Ahold Delhaize NV ..... 1,796 45,747
Koninklijke Philips NV ........... 339 5,219
Koninklijke Vopak NV ........... 106 1,929
Salt Pay Co. Ltd., Series C  (Acquired
11/16/21, cost $73,809)
(d)(f)(g)
.... 38 49,918
Shell plc .................... 13,911 346,984
Shell plc, ADR ................ 5,473 272,336
Wolters Kluwer NV ............. 112 10,906
2,257,035
Norway — 0.0%
Norsk Hydro ASA
(e)
............ 8,911 47,816
Poland — 0.0%
Polski Koncern Naftowy ORLEN SA . 536 5,754

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 56 $ 3,083
South Africa — 0.1%
Anglo American Platinum Ltd. ..... 65 4,610
Anglo American plc ............ 4,233 127,099
Kumba Iron Ore Ltd. ............ 638 13,534
145,243
South Korea — 0.5%
Amorepacific Corp. ............ 1,298 91,521
Fila Holdings Corp. ............ 159 3,440
Hana Financial Group, Inc. ....... 1,175 28,852
KB Financial Group, Inc. ......... 272 8,214
Kia Corp. ................... 205 10,203
LG Chem Ltd. ................ 267 98,586
LG Display Co. Ltd. ............ 596 4,939
LG Energy Solution Ltd.
(d)
........ 956 281,885
Samsung Electronics Co. Ltd. ..... 358 13,145
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 50 6,395
Samsung SDI Co. Ltd. .......... 368 138,421
SK Telecom Co. Ltd. ............ 519 18,323
703,924
Spain — 0.3%
Cellnex Telecom SA
(a)(c)
.......... 13,438 414,517
Endesa SA .................. 408 6,128
Iberdrola SA ................. 658 6,135
Industria de Diseno Textil SA ...... 787 16,241
443,021
Sweden — 0.5%
Atlas Copco AB, Class A ......... 6,425 59,716
Epiroc AB, Class A ............. 3,879 55,491
Evolution AB
(a)(c)
............... 214 16,916
H & M Hennes & Mauritz AB, Class B 1,068 9,874
Hexagon AB, Class B ........... 6,001 56,044
Husqvarna AB, Class B .......... 719 3,986
Swedbank AB, Class A .......... 3,291 43,197
Telefonaktiebolaget LM Ericsson, Class
B ...................... 2,904 16,975
Telia Co. AB ................. 4,255 12,255
Volvo AB, Class B ............. 27,060 382,925
657,379
Switzerland — 0.4%
ABB Ltd. (Registered) ........... 590 15,234
Alcon, Inc. .................. 366 21,259
Cie Financiere Richemont SA
(Registered) ............... 915 86,372
Lonza Group AG (Registered) ..... 247 120,262
Nestle SA (Registered) .......... 1,042 112,700
Novartis AG (Registered) ........ 334 25,463
Roche Holding AG ............. 126 41,017
Sika AG (Registered) ........... 36 7,236
Sonova Holding AG (Registered) ... 78 17,165
STMicroelectronics NV .......... 2,020 62,776
Temenos AG (Registered) ........ 196 13,214
VAT Group AG
(a)(c)
............. 23 4,667
527,365
Taiwan — 0.4%
Evergreen Marine Corp. Taiwan Ltd. . 400 1,824
MediaTek, Inc. ................ 1,000 17,256
Nan Ya Printed Circuit Board Corp. .. 2,000 11,756
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 37,000 490,450
Security
Shares
Shares Value
Taiwan (continued)
Unimicron Technology Corp. ...... 7,000 $ 25,625
546,911
United Arab Emirates — 0.0%
NMC Health plc
(d)(f)
............. 8,338 —
United Kingdom — 2.0%
Admiral Group plc ............. 316 6,713
Alphawave IP Group plc
(d)
........ 15,500 23,848
AstraZeneca plc .............. 4,682 514,690
AstraZeneca plc, ADR .......... 997 54,675
Auto Trader Group plc
(a)(c)
........ 8,741 49,571
BP plc ..................... 6,169 29,478
BP plc, ADR ................. 426 12,162
Burberry Group plc ............. 763 15,241
Compass Group plc ............ 21,176 421,665
Dr. Martens plc ............... 2,283 5,594
Experian plc ................. 681 19,935
Exscientia plc
(d)
............... 16,984 139,439
Exscientia plc, ADR
(d)
........... 116 952
Genius Sports Ltd.
(d)(e)
........... 6,585 24,167
Grand Rounds, Inc., (Acquired
02/11/22, cost $179,056)
(d)(f)(g)
.... 67,553 104,032
Kingfisher plc ................ 4,422 10,764
Legal & General Group plc ....... 3,306 7,891
Linde plc ................... 402 108,375
Lloyds Banking Group plc ........ 1,271,226 574,579
National Grid plc
(e)
............. 510 5,250
NatWest Group plc ............. 6,791 16,915
Smith & Nephew plc ............ 333 3,844
Spirax-Sarco Engineering plc ...... 753 86,560
Unilever plc .................. 13,598 597,494
2,833,834
United States — 33.8%
Abbott Laboratories ............ 7,958 770,016
AbbVie, Inc. ................. 4,564 612,534
Activision Blizzard, Inc. .......... 711 52,856
Adobe, Inc.
(d)
................. 240 66,048
Advance Auto Parts, Inc. ......... 117 18,292
Agilent Technologies, Inc. ........ 138 16,774
Air Products & Chemicals, Inc. ..... 2,629 611,847
Airbnb, Inc., Class A
(d)
........... 56 5,882
Aiven, Inc.
(d)(f)
................ 647 72,425
Akamai Technologies, Inc.
(d)
....... 105 8,434
Albemarle Corp. .............. 1,196 316,270
Alcoa Corp. .................. 2,434 81,928
Align Technology, Inc.
(d)
.......... 141 29,203
Allegion plc .................. 777 69,681
Alphabet, Inc., Class A
(d)
......... 40 3,826
Alphabet, Inc., Class C
(d)
......... 17,340 1,667,241
Altair Engineering, Inc., Class A
(d)
... 1,429 63,190
AltC Acquisition Corp., Class A
(d)
.... 4,615 45,042
Altria Group, Inc. .............. 1,135 45,831
Altus Power, Inc.
(d)
............. 3,400 37,434
Amazon.com, Inc.
(d)(h)
........... 13,107 1,481,091
American Express Co. .......... 142 19,157
American Tower Corp. .......... 3,420 734,274
Amgen, Inc. ................. 131 29,527
ANSYS, Inc.
(d)
................ 395 87,571
APA Corp. .................. 433 14,804
Apple, Inc.
(h)
................. 15,812 2,185,218
Applied Materials, Inc. .......... 3,350 274,465
Aptiv plc
(d)
................... 2,506 195,994
Archer-Daniels-Midland Co. ....... 8,379 674,091
Astra Space, Inc.
(d)
............. 5,839 3,568

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
United States (continued)
Atlassian Corp. plc, Class A
(d)
...... 105 $ 22,112
AutoZone, Inc.
(d)
.............. 11 23,561
Baker Hughes Co. ............. 905 18,969
Ball Corp. ................... 427 20,633
Bank of America Corp. .......... 19,063 575,703
Berkshire Hathaway, Inc., Class B
(d)
. 30 8,011
Boeing Co. (The)
(d)
............. 122 14,772
Booking Holdings, Inc.
(d)
......... 77 126,527
Boston Scientific Corp.
(d)
......... 13,831 535,675
Brown-Forman Corp., Class B ..... 368 24,498
Bunge Ltd. .................. 4,017 331,684
Cadence Design Systems, Inc.
(d)
... 1,047 171,111
California Resources Corp. ....... 3,023 116,174
Capri Holdings Ltd.
(d)
........... 3,487 134,040
CDW Corp. .................. 203 31,684
Centene Corp.
(d)
.............. 428 33,303
CF Industries Holdings, Inc. ....... 6,651 640,159
Charles Schwab Corp. (The) ...... 11,740 843,754
Charter Communications, Inc., Class
A
(d)
..................... 815 247,230
Chesapeake Energy Corp. ....... 525 49,460
Chipotle Mexican Grill, Inc.
(d)
...... 46 69,127
Chubb Ltd. .................. 357 64,931
Cigna Corp. ................. 298 82,686
Cintas Corp. ................. 26 10,093
Cisco Systems, Inc. ............ 745 29,800
CME Group, Inc. .............. 463 82,011
Comcast Corp., Class A
(h)
........ 10,426 305,795
ConocoPhillips ............... 12,149 1,243,329
Copart, Inc.
(d)
................ 156 16,598
Corteva, Inc. ................. 796 45,491
Costco Wholesale Corp. ......... 1,267 598,366
Crowdstrike Holdings, Inc., Class A
(d)
. 1,554 256,115
Crown Castle, Inc. ............. 177 25,585
Crown Holdings, Inc. ........... 153 12,398
Crown PropTech Acquisitions
(d)
..... 3,804 37,660
Crown PropTech Acquisitions
(d)(f)
.... 1,464 893
CSX Corp. .................. 175 4,662
Darling Ingredients, Inc.
(d)
........ 404 26,725
Datadog, Inc., Class A
(d)
......... 1,856 164,776
Davidson Kempner Mercant Co- Invest
Fund LP, (Acquired 04/01/21, cost
$51,944)
(g)(i)
............... 203,100 132,417
DaVita, Inc.
(d)
................. 263 21,769
Deere & Co. ................. 1,039 346,912
Dell Technologies, Inc., Class C .... 230 7,859
Delta Air Lines, Inc.
(d)
........... 686 19,249
Devon Energy Corp. ............ 1,138 68,428
Dexcom, Inc.
(d)
............... 2,974 239,526
Diversey Holdings Ltd.
(d)
......... 14,879 72,312
Domino's Pizza, Inc. ............ 518 160,684
Dow, Inc. ................... 406 17,836
DR Horton, Inc.
(e)
.............. 4,780 321,933
Dynatrace, Inc.
(d)(e)
............. 7,305 254,287
eBay, Inc. ................... 571 21,019
Edwards Lifesciences Corp.
(d)
..... 2,738 226,241
Element Solutions, Inc. .......... 1,362 22,160
Elevance Health, Inc. ........... 115 52,238
Eli Lilly & Co. ................ 677 218,908
Emerson Electric Co. ........... 230 16,841
Energy Transfer LP
(e)
........... 3,732 41,164
Epic Games, Inc., (Acquired 07/02/20,
cost $189,750)
(d)(f)(g)
.......... 330 299,957
EQT Corp. .................. 12,072 491,934
Equinix, Inc. ................. 38 21,616
Security
Shares
Shares Value
United States (continued)
Essex Property Trust, Inc. ........ 88 $ 21,316
Eversource Energy ............ 400 31,184
Excelerate Energy, Inc., Class A
(e)
... 1,249 29,227
Expedia Group, Inc.
(d)
........... 298 27,920
Extra Space Storage, Inc. ........ 34 5,872
Exxon Mobil Corp. ............. 3,419 298,513
F5, Inc.
(d)
................... 1,633 236,344
Fanatics Holdings Inc., (Acquired
08/17/22, cost $301,006)
(d)(f)(g)
... 4,437 277,889
FedEx Corp. ................. 81 12,026
Floor & Decor Holdings, Inc., Class A
(d)
696 48,901
FMC Corp. .................. 275 29,067
Fortinet, Inc.
(d)
................ 3,657 179,668
Fortive Corp. ................. 10,650 620,895
Freeport-McMoRan, Inc.
(h)
........ 15,842 432,962
Gartner, Inc.
(d)
................ 70 19,368
Generac Holdings, Inc.
(d)
......... 136 24,227
General Dynamics Corp. ......... 132 28,006
General Motors Co. ............ 5,437 174,473
Genuine Parts Co. ............. 36 5,376
Gilead Sciences, Inc. ........... 620 38,248
Green Plains, Inc.
(d)(e)
........... 1,170 34,012
GSK plc .................... 1,258 18,169
Halliburton Co. ............... 1,917 47,197
Healthpeak Properties, Inc. ....... 385 8,824
Hewlett Packard Enterprise Co. .... 609 7,296
Hilton Worldwide Holdings, Inc. .... 2,752 331,946
Home Depot, Inc. (The) ......... 1,729 477,100
HP, Inc. .................... 336 8,373
Humana, Inc. ................ 2,406 1,167,367
iHeartMedia, Inc., Class A
(d)
....... 60 440
Informatica, Inc., Class A
(d)(e)
...... 3,741 75,082
Intercontinental Exchange, Inc. .... 408 36,863
International Flavors & Fragrances, Inc. 3,112 282,663
Intuit, Inc. ................... 561 217,287
Intuitive Surgical, Inc.
(d)
.......... 1,853 347,326
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(f)(g)
........ 6,968 —
Johnson & Johnson ............ 3,761 614,397
JPMorgan Chase & Co. ......... 143 14,943
Juniper Networks, Inc. .......... 364 9,508
Kinder Morgan, Inc. ............ 905 15,059
Kroger Co. (The) .............. 269 11,769
Laboratory Corp. of America Holdings 38 7,783
Lam Research Corp. ........... 20 7,320
Latch, Inc.
(d)
................. 4,082 3,893
Liberty Media Acquisition Corp.
(d)
... 12,038 119,778
Liberty Media Corp.-Liberty SiriusXM,
Class A
(d)(e)
................ 6,124 233,141
Liberty Media Corp.-Liberty SiriusXM,
Class C
(d)
................. 8,317 313,634
Lions Gate Entertainment Corp., Class
A
(d)
..................... 3,851 28,613
Live Nation Entertainment, Inc.
(d)
... 227 17,261
LKQ Corp. .................. 169 7,968
Lockheed Martin Corp. .......... 44 16,997
Lookout, Inc., (Acquired 03/04/15, cost
$16,643)
(d)(f)(g)
.............. 1,457 11,714
Lowe's Cos., Inc. .............. 761 142,923
Lululemon Athletica, Inc.
(d)
........ 33 9,225
Lumen Technologies, Inc.
(e)
....... 805 5,860
LyondellBasell Industries NV, Class A 3,024 227,647
Marsh & McLennan Cos., Inc. ..... 6,450 962,920
Masco Corp. ................. 855 39,920
Masimo Corp.
(d)
............... 474 66,910

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
United States (continued)
Mastercard, Inc., Class A ......... 3,251 $ 924,389
McDonald's Corp. ............. 2,606 601,308
Merck & Co., Inc. .............. 6,289 541,609
Meta Platforms, Inc., Class A
(d)
..... 151 20,488
Mettler-Toledo International, Inc.
(d)
.. 20 21,682
MGM Resorts International ....... 575 17,089
Micron Technology, Inc. .......... 5,301 265,580
Microsoft Corp.
(h)
.............. 9,957 2,318,985
Mirion Technologies
(d)
........... 20,100 150,147
Mirion Technologies, Inc.
(d)
........ 1,997 14,918
Molina Healthcare, Inc.
(d)
......... 79 26,057
MongoDB, Inc.
(d)
.............. 154 30,578
Moody's Corp. ................ 19 4,619
Morgan Stanley ............... 5,398 426,496
Mosaic Co. (The) .............. 475 22,957
Mr Cooper Group, Inc.
(d)
......... 798 32,319
NetApp, Inc. ................. 261 16,143
NextEra Energy, Inc. ........... 8,568 671,817
NIKE, Inc., Class B ............ 782 65,000
Norfolk Southern Corp. .......... 138 28,932
Northrop Grumman Corp.
(e)
....... 1,499 705,010
NVIDIA Corp. ................ 2,006 243,508
Offerpad Solutions, Inc.
(d)
........ 5,726 6,928
ONEOK, Inc. ................. 776 39,762
Opendoor Technologies, Inc.
(d)
..... 5,720 17,789
Otis Worldwide Corp. ........... 1,767 112,735
Packaging Corp. of America ...... 70 7,860
Palo Alto Networks, Inc.
(d)
........ 1,061 173,781
Park Hotels & Resorts, Inc. ....... 997 11,226
Paycom Software, Inc.
(d)
......... 55 18,149
Peloton Interactive, Inc., Class A
(d)
.. 4,707 32,620
PepsiCo, Inc. ................ 682 111,343
Philip Morris International, Inc. ..... 215 17,847
Phillips 66 ................... 134 10,816
Pioneer Natural Resources Co. .... 695 150,488
Planet Labs PBC
(d)
............. 4,320 23,458
Playstudios, Inc.
(d)
............. 6,121 21,362
PNC Financial Services Group, Inc.
(The) .................... 142 21,218
Procter & Gamble Co. (The) ...... 60 7,575
Prologis, Inc. ................. 223 22,657
Proof Acquisition Corp. I
(d)(f)
....... 807 904
Public Service Enterprise Group, Inc. 312 17,544
Quest Diagnostics, Inc.
(e)
......... 196 24,047
Raymond James Financial, Inc. .... 3,852 380,655
ResMed, Inc. ................ 712 155,430
Rocket Lab USA, Inc.
(d)(e)
......... 3,465 14,103
S&P Global, Inc. .............. 406 123,972
Salesforce, Inc.
(d)
.............. 3,135 450,938
Samsonite International SA
(a)(c)(d)
.... 2,100 5,037
Sarcos Technology & Robotics
(d)
.... 27,575 61,216
Sarcos Technology & Robotics Corp.
(d)
1,371 3,044
Sarcos Technology & Robotics Corp.
(d)(f)
687 893
SBA Communications Corp. ...... 142 40,420
Schlumberger NV ............. 1,520 54,568
Schneider Electric SE ........... 158 17,846
Seagate Technology Holdings plc
(e)
.. 350 18,630
Seagen, Inc.
(d)(e)
............... 1,798 246,020
Sempra Energy ............... 6,269 939,974
ServiceNow, Inc.
(d)
............. 778 293,781
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $7,945)
(d)(f)(g)
..... 529 4,893
Snowflake, Inc., Class A
(d)
........ 124 21,075
Sonder Holdings, Inc.
(d)
.......... 6,340 10,524
Southwest Airlines Co.
(d)
......... 325 10,023
Security
Shares
Shares Value
United States (continued)
Splunk, Inc.
(d)
................ 373 $ 28,050
Starbucks Corp. ............... 3,921 330,383
Starwood Property Trust, Inc. ...... 1,430 26,055
Sun Country Airlines Holdings, Inc.
(d)
. 7,468 101,639
Symbotic Corp., Class A
(d)
........ 1,805 19,674
Synchrony Financial ............ 595 16,773
Tapestry, Inc. ................. 485 13,789
TE Connectivity Ltd. ............ 3,126 344,985
Tesla, Inc.
(d)
.................. 1,004 266,311
Thermo Fisher Scientific, Inc.
(h)
..... 1,052 533,564
TJX Cos., Inc. (The) ............ 6,199 385,082
Toast, Inc., Class A
(d)
........... 1,779 29,745
Toll Brothers, Inc. .............. 369 15,498
TPB Acquisition Corp. I, Class A
(d)
... 2,154 21,389
Tractor Supply Co. ............. 1,243 231,049
Trane Technologies plc .......... 88 12,743
TransDigm Group, Inc. .......... 108 56,681
Travelers Cos., Inc. (The) ........ 168 25,738
Twilio, Inc., Class A
(d)
........... 58 4,010
United Parcel Service, Inc., Class B . 3,711 599,475
United Rentals, Inc.
(d)
........... 240 64,829
UnitedHealth Group, Inc. ......... 2,136 1,078,765
Univar Solutions, Inc.
(d)
.......... 539 12,257
US Bancorp ................. 1,336 53,868
Valero Energy Corp. ............ 6,636 709,057
VeriSign, Inc.
(d)
............... 799 138,786
Verisk Analytics, Inc. ............ 671 114,426
Verizon Communications, Inc. ..... 576 21,871
Vertiv Holdings Co. ............ 23,076 224,299
Visa, Inc., Class A ............. 328 58,269
Vulcan Materials Co. ........... 3,229 509,246
Walgreens Boots Alliance, Inc. ..... 374 11,744
Walmart, Inc. ................. 2,497 323,861
Walt Disney Co. (The)
(d)
......... 3,869 364,963
Waste Connections, Inc. ......... 233 31,485
Wells Fargo & Co. ............. 8,964 360,532
Willis Towers Watson plc ......... 130 26,122
WillScot Mobile Mini Holdings Corp.
(d)
1,340 54,042
Workday, Inc., Class A
(d)(e)
........ 242 36,837
XPO Logistics, Inc.
(d)
........... 3,548 157,957
Zebra Technologies Corp., Class A
(d)
. 34 8,908
Zoetis, Inc. .................. 578 85,712
Zscaler, Inc.
(d)(e)
............... 856 140,701
47,410,467
Total Common Stocks — 49.1%
(Cost: $75,546,494) .............................. 68,867,868
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.6%
National Australia Bank Ltd., 3.38%
,
01/14/26 ................. USD 1 953
Quintis Australia Pty. Ltd.
(a)(f)(j)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... 463 462,748
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 393,477
857,178

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Belgium — 0.0%
Anheuser-Busch Cos. LLC, 3.65%
,
02/01/26 ................. USD 54 $ 51,871
Canada — 0.3%
Bank of Montreal
Series H, 4.25%, 09/14/24 ..... 43 42,302
(SOFR + 0.60%), 0.95%, 01/22/27
(b)
35 30,279
Canadian Pacific Railway Co., 4.00%
,
06/01/28 ................. 46 43,520
Rogers Communications, Inc., 2.95%
,
03/15/25
(a)
................ 57 54,262
Royal Bank of Canada
0.65%, 07/29/24 ............ 1 929
0.75%, 10/07/24 ............ 3 2,754
1.20%, 04/27/26 ............ 1 871
3.63%, 05/04/27 ............ 32 29,771
4.24%, 08/03/27 ............ 46 43,881
Thomson Reuters Corp., 3.35%
,
05/15/26 ................. 1 937
Toronto-Dominion Bank (The)
2.35%, 03/08/24 ............ 52 50,169
4.29%, 09/13/24 ............ 36 35,457
2.80%, 03/10/27 ............ 1 901
336,033
China — 0.1%
China Milk Products Group Ltd., 0.00%
,
01/05/12
(d)(f)(k)(l)(m)
............ 300 —
NXP BV
5.35%, 03/01/26 ............ 9 8,899
3.25%, 11/30/51 ............ 10 5,975
RKPF Overseas 2019 A Ltd., 5.90%
,
03/05/25
(c)
................ 200 85,000
Times China Holdings Ltd., 6.75%
,
07/08/25
(c)
................ 200 27,000
126,874
Germany — 0.3%
(a)
Adler Pelzer Holding GmbH, 4.13%
,
04/01/24 ................. EUR 139 105,235
APCOA Parking Holdings GmbH,
(EURIBOR 3 Month + 5.00%),
5.00%
,
01/15/27
(b)
........... 102 90,139
Douglas GmbH, 6.00%
,
04/08/26 ... 127 94,604
Kirk Beauty SUN GmbH, 8.25%
,
(8.25% Cash or 9.00% PIK),
10/01/26
(b)(j)
................ 109 62,290
352,268
India — 0.1%
REI Agro Ltd.
(d)(k)(l)
5.50%, 11/13/14
(a)
........... USD 220 1,825
5.50%, 11/13/14
(c)(f)
.......... 152 —
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 200 167,600
169,425
Italy — 0.3%
Castor SpA, (EURIBOR 3 Month +
5.25%), 6.25%
,
02/15/29
(a)(b)
.... EUR 100 89,263
Forno d'Asolo SpA, (EURIBOR 3 Month
+ 5.50%), 6.69%
,
04/30/27
(a)(b)
... 178 150,026
KME SE, 6.75%
,
02/01/23
(c)
....... 37 34,922
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 100 85,681
Security
Par (000)
Par (000) Value
Italy (continued)
Shiba Bidco SpA, 4.50%
,
10/31/28
(a)
. EUR 100 $ 75,439
435,331
Luxembourg — 0.2%
(a)
Garfunkelux Holdco 3 SA, 7.75%
,
11/01/25 .................. GBP 100 87,091
Herens Midco SARL, 5.25%
,
05/15/29 EUR 100 61,344
Picard Bondco SA, 5.38%
,
07/01/27 . 100 89,042
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26 ............ 100 92,125
329,602
Netherlands — 0.0%
ING Groep NV
4.63%, 01/06/26
(a)
........... USD 3 2,885
(SOFR + 1.64%), 3.87%, 03/28/26
(b)
8 7,584
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.10%), 1.40%, 07/01/26
(a)(b)
.. 1 883
11,352
Switzerland — 0.0%
Novartis Capital Corp., 3.00%
,
11/20/25 1 951
Thailand — 0.1%
Kasikornbank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.94%), 5.28%
(b)(c)
(n)
...................... 200 176,725
Turkey — 0.1%
Bio City Development Co. BV, 8.00%
,
07/06/21
(a)(d)(f)(k)(l)
............. 800 75,040
United Arab Emirates — 0.0%
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 37 36,300
United Kingdom — 0.6%
AstraZeneca plc, 2.13%
,
08/06/50 .. 32 18,423
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(a)
........... GBP 100 86,545
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 128 86,558
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. GBP 100 72,442
Deuce Finco plc, 5.50%
,
06/15/27
(a)
. 100 83,183
GlaxoSmithKline Capital plc, 3.00%
,
06/01/24 ................. USD 51 49,644
GlaxoSmithKline Capital, Inc., 3.63%
,
05/15/25 ................. 32 31,120
HSBC Holdings plc, (SOFR + 0.71%),
0.98%
,
05/24/25
(b)
........... 14 12,863
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... GBP 100 103,928
Kane Bidco Ltd.
(a)
5.00%, 02/15/27 ............ EUR 100 82,324
6.50%, 02/15/27 ............ GBP 100 95,778
Lloyds Bank plc, 3.50%
,
05/14/25 ... USD 3 2,839
Market Bidco Finco plc, 5.50%
,
11/04/27
(a)
................ GBP 159 137,303
Sky Ltd., 3.75%
,
09/16/24
(a)
....... USD 2 1,951
Vodafone Group plc, 4.13%
,
05/30/25 14 13,736
878,637

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States — 6.2%
AbbVie, Inc.
2.60%, 11/21/24 ............ USD 60 $ 57,098
3.80%, 03/15/25 ............ 47 45,520
3.60%, 05/14/25 ............ 111 106,545
3.20%, 05/14/26 ............ 1 935
2.95%, 11/21/26 ............ 64 58,634
Aetna, Inc., 3.50%
,
11/15/24 ...... 5 4,858
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 13 10,598
AIG Global Funding, 0.65%
,
06/17/24
(a)
24 22,295
Albertsons Cos., Inc., 3.50%
,
03/15/29
(a)
................ 84 67,704
Allegiant Travel Co.
(a)
8.50%, 02/05/24 ............ 154 152,232
7.25%, 08/15/27 ............ 18 16,965
Alphabet, Inc., 2.25%
,
08/15/60 .... 10 5,622
Amazon.com, Inc.
2.50%, 06/03/50 ............ 21 13,111
2.70%, 06/03/60 ............ 10 5,899
American Express Co.
2.50%, 07/30/24 ............ 31 29,691
2.25%, 03/04/25 ............ 1 937
3.95%, 08/01/25 ............ 32 30,994
American International Group, Inc.,
3.90%
,
04/01/26 ............ 24 22,909
American Tower Corp.
3.38%, 05/15/24 ............ 61 59,391
4.40%, 02/15/26 ............ 24 23,333
3.10%, 06/15/50 ............ 10 6,227
Amgen, Inc.
1.90%, 02/21/25 ............ 1 932
3.13%, 05/01/25 ............ 7 6,708
3.00%, 01/15/52 ............ 41 25,630
2.77%, 09/01/53 ............ 10 5,826
Aon Corp.
4.50%, 12/15/28 ............ 34 32,064
2.90%, 08/23/51 ............ 32 19,803
Apple, Inc., 2.40%
,
08/20/50 ...... 10 6,206
Aptiv plc, 3.10%
,
12/01/51 ........ 45 25,200
AT&T, Inc., 1.70%
,
03/25/26 ...... 44 39,129
Bank of America Corp.
(SOFR + 0.67%), 1.84%, 02/04/25
(b)
31 29,461
(LIBOR USD 3 Month + 0.97%),
3.46%, 03/15/25
(b)
......... 2 1,937
(SOFR + 1.11%), 3.84%, 04/25/25
(b)
78 75,880
(LIBOR USD 3 Month + 0.87%),
2.46%, 10/22/25
(b)
......... 5 4,681
(SOFR + 0.65%), 1.53%, 12/06/25
(b)
3 2,744
(LIBOR USD 3 Month + 0.81%),
3.37%, 01/23/26
(b)
......... 11 10,422
(SOFR + 1.33%), 3.38%, 04/02/26
(b)
47 44,397
3.50%, 04/19/26 ............ 1 939
(SOFR + 1.75%), 4.83%, 07/22/26
(b)
40 39,108
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(b)
.............. 1 867
Series L, 4.18%, 11/25/27 ..... 47 43,543
(LIBOR USD 3 Month + 1.58%),
3.82%, 01/20/28
(b)
......... 3 2,761
(LIBOR USD 3 Month + 1.51%),
3.71%, 04/24/28
(b)
......... 1 910
(SOFR + 1.56%), 2.97%, 07/21/52
(b)
10 6,133
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24 ............ 30 28,425
(SOFR + 1.35%), 4.41%, 07/24/26
(b)
57 55,690
3.85%, 04/26/29 ............ 86 78,421
Security
Par (000)
Par (000) Value
United States (continued)
Becton Dickinson and Co.
3.36%, 06/06/24 ............ USD 32 $ 31,097
3.70%, 06/06/27 ............ 94 87,476
Berry Global, Inc., 4.88%
,
07/15/26
(a)
3 2,820
Blackstone Holdings Finance Co. LLC,
3.15%
,
10/02/27
(a)
........... 25 22,498
Boston Properties LP, 2.75%
,
10/01/26 33 29,672
Bristol-Myers Squibb Co.
3.63%, 05/15/24 ............ 45 44,268
3.20%, 06/15/26 ............ 44 41,641
3.25%, 02/27/27 ............ 2 1,882
2.55%, 11/13/50 ............ 15 9,242
Broadcom Corp., 3.88%
,
01/15/27 .. 55 50,593
Broadcom, Inc., 3.15%
,
11/15/25 ... 40 37,546
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 5 4,700
Capital One Financial Corp., 3.90%
,
01/29/24 ................. 46 45,329
Cargill, Inc., 3.50%
,
04/22/25
(a)
..... 26 25,076
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 10 6,675
Caterpillar Financial Services Corp.,
0.60%
,
09/13/24 ............ 31 28,698
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 23 20,086
Change Healthcare Holdings LLC,
5.75%
,
03/01/25
(a)
........... 10 9,939
Charles Schwab Corp. (The)
4.20%, 03/24/25 ............ 1 989
3.45%, 02/13/26 ............ 2 1,924
Charter Communications Operating
LLC
4.91%, 07/23/25 ............ 94 91,665
4.20%, 03/15/28 ............ 7 6,284
3.85%, 04/01/61 ............ 10 5,838
Cheniere Energy, Inc., 4.63%
,
10/15/28 25 22,933
Cigna Corp., 1.25%
,
03/15/26 ..... 2 1,752
Cisco Systems, Inc., 2.50%
,
09/20/26 1 929
Citigroup, Inc.
(b)
(LIBOR USD 3 Month + 0.90%),
3.35%, 04/24/25 .......... 8 7,715
(SOFR + 0.67%), 0.98%, 05/01/25 6 5,559
(SOFR + 1.37%), 4.14%, 05/24/25 15 14,662
(SOFR + 1.53%), 3.29%, 03/17/26 62 58,535
(SOFRINDX + 1.55%), 5.61%,
09/29/26 ............... 32 31,824
Comcast Corp.
3.95%, 10/15/25 ............ 4 3,886
3.55%, 05/01/28 ............ 86 78,837
2.45%, 08/15/52 ............ 10 5,669
2.65%, 08/15/62 ............ 7 3,773
Conagra Brands, Inc., 4.30%
,
05/01/24 2 1,968
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ 14 11,316
Cox Communications, Inc., 3.85%
,
02/01/25
(a)
................ 38 36,587
Crown Castle, Inc., 3.70%
,
06/15/26 . 40 37,569
CSX Corp., 2.50%
,
05/15/51 ...... 10 5,985
CVS Health Corp.
3.88%, 07/20/25 ............ 22 21,337
2.88%, 06/01/26 ............ 49 45,364
1.30%, 08/21/27 ............ 44 36,658
4.30%, 03/25/28 ............ 38 35,840
5.05%, 03/25/48 ............ 46 40,510

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Deere & Co., 2.75%
,
04/15/25 ..... USD 7 $ 6,685
Dell International LLC
6.02%, 06/15/26 ............ 37 37,149
3.45%, 12/15/51
(a)
........... 10 5,685
Discovery Communications LLC,
3.80%
,
03/13/24 ............ 23 22,452
Dollar General Corp.
4.25%, 09/20/24 ............ 16 15,808
3.88%, 04/15/27 ............ 38 35,911
Duke Realty LP, 2.25%
,
01/15/32 ... 10 7,772
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... 68 64,090
eBay, Inc., 1.90%
,
03/11/25 ....... 15 13,920
Elevance Health, Inc.
2.38%, 01/15/25 ............ 1 944
3.65%, 12/01/27 ............ 55 51,221
3.13%, 05/15/50 ............ 39 25,796
Eli Lilly & Co., 2.25%
,
05/15/50 .... 10 6,186
Equinix, Inc.
1.25%, 07/15/25 ............ 53 47,400
1.45%, 05/15/26 ............ 35 30,307
3.00%, 07/15/50 ............ 5 3,063
Expedia Group, Inc., 2.95%
,
03/15/31 3 2,327
Fidelity National Information Services,
Inc., 1.15%
,
03/01/26 ......... 1 865
Fifth Third Bancorp, (SOFR + 1.36%),
4.06%
,
04/25/28
(b)
........... 28 26,279
Fiserv, Inc., 3.20%
,
07/01/26 ...... 10 9,209
FLYR, Inc., 10.00%
,
01/20/27
(f)
..... 49 45,144
Flyreel, Inc., 8.00%
,
07/20/23
(f)(k)
.... 93 97,343
Ford Motor Co., 6.10%
,
08/19/32 ... 64 56,422
Freed Corp., 10.00%
,
12/01/23
(f)
.... 128 122,880
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 39 34,125
8.25%, 04/15/25 ............ 40 33,049
FreeWire Technologies, Inc., 12.59%
,
03/31/25
(b)(f)
................ 61 54,290
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 30 26,887
6.75%, 05/01/29 ............ 28 23,100
8.75%, 05/15/30 ............ 47 47,030
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 1 924
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 45 40,725
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 3 2,700
GATX Corp., 3.50%
,
03/15/28 ..... 1 882
GCI LLC, 4.75%
,
10/15/28
(a)
...... 12 9,963
General Motors Co., 4.88%
,
10/02/23 28 27,885
General Motors Financial Co., Inc.
2.90%, 02/26/25 ............ 48 44,847
5.25%, 03/01/26 ............ 52 50,602
2.70%, 08/20/27 ............ 69 58,424
Georgia-Pacific LLC, 3.60%
,
03/01/25
(a)
1 965
Gilead Sciences, Inc.
0.75%, 09/29/23 ............ 36 34,552
3.70%, 04/01/24 ............ 36 35,435
3.65%, 03/01/26 ............ 16 15,208
2.80%, 10/01/50 ............ 42 25,938
Global Payments, Inc.
2.65%, 02/15/25 ............ 5 4,673
4.95%, 08/15/27 ............ 8 7,622
Security
Par (000)
Par (000) Value
United States (continued)
Goldman Sachs Group, Inc. (The)
3.00%, 03/15/24 ............ USD 73 $ 70,932
3.50%, 04/01/25 ............ 45 42,984
(SOFR + 0.61%), 0.86%, 02/12/26
(b)
2 1,785
(SOFR + 0.79%), 1.09%, 12/09/26
(b)
52 44,872
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 30 18,399
GSK Consumer Healthcare Capital US
LLC, 3.02%
,
03/24/24
(a)
....... 12 11,609
HCA, Inc.
5.00%, 03/15/24 ............ 4 3,974
5.38%, 02/01/25 ............ 43 42,491
5.25%, 04/15/25 ............ 45 44,078
5.88%, 02/15/26 ............ 44 43,406
3.50%, 07/15/51 ............ 10 6,192
Home Depot, Inc. (The)
2.38%, 03/15/51 ............ 42 24,576
2.75%, 09/15/51 ............ 40 25,433
Homes by West Bay LLC, 9.50%
,
04/30/27
(f)
................. 146 133,415
Humana, Inc.
0.65%, 08/03/23 ............ 52 50,211
1.35%, 02/03/27 ............ 1 842
Huntington Bancshares, Inc., (SOFR +
1.97%), 4.44%
,
08/04/28
(b)
..... 59 55,709
Intel Corp.
3.40%, 03/25/25 ............ 12 11,637
3.10%, 02/15/60 ............ 2 1,207
Intercontinental Exchange, Inc.
4.00%, 09/15/27 ............ 31 29,426
3.00%, 09/15/60 ............ 10 5,978
International Business Machines Corp.,
2.95%
,
05/15/50 ............ 10 6,303
Johnson & Johnson, 2.25%
,
09/01/50 10 6,166
JPMorgan Chase & Co.
(b)
(3 Month CME Term SOFR +
0.58%), 0.97%, 06/23/25 .... 70 64,748
(SOFR + 0.61%), 1.56%, 12/10/25 7 6,419
(SOFR + 1.85%), 2.08%, 04/22/26 64 58,310
(SOFR + 1.32%), 4.08%, 04/26/26 49 47,178
(SOFR + 1.56%), 4.32%, 04/26/28 51 47,792
(LIBOR USD 3 Month + 1.38%),
3.54%, 05/01/28 .......... 11 9,959
(SOFR + 1.99%), 4.85%, 07/25/28 45 43,208
Keurig Dr Pepper, Inc., 0.75%
,
03/15/24 ................. 23 21,665
Kinder Morgan Energy Partners LP,
3.50%
,
09/01/23 ............ 21 20,688
Kinetik Holdings LP, 5.88%
,
06/15/30
(a)
16 14,651
Kraft Heinz Foods Co.
3.00%, 06/01/26 ............ 64 59,011
4.38%, 06/01/46 ............ 45 34,983
L3Harris Technologies, Inc., 3.85%
,
12/15/26 ................. 94 88,757
Lam Research Corp., 3.75%
,
03/15/26 5 4,795
Level 3 Financing, Inc., 4.25%
,
07/01/28
(a)
................ 8 6,240
Lightning eMotors, Inc., 7.50%
,
05/18/25
(a)(k)
............... 27 17,955
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 13 9,685
Lowe's Cos., Inc.
4.00%, 04/15/25 ............ 1 980
4.40%, 09/08/25 ............ 17 16,741
3.35%, 04/01/27 ............ 25 23,154

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
1.70%, 09/15/28 ............ USD 35 $ 28,575
3.00%, 10/15/50 ............ 10 6,123
4.25%, 04/01/52 ............ 53 40,582
Lumen Technologies, Inc., 5.13%
,
12/15/26
(a)
................ 52 44,741
LYB International Finance II BV, 3.50%
,
03/02/27 ................. 87 79,555
LyondellBasell Industries NV, 5.75%
,
04/15/24 ................. 5 5,040
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 ............ 36 35,498
3.75%, 03/14/26 ............ 27 26,100
5.88%, 08/01/33 ............ 30 30,256
McDonald's Corp., 3.30%
,
07/01/25 . 2 1,923
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 15 12,025
Merck & Co., Inc.
2.75%, 02/10/25 ............ 12 11,504
2.45%, 06/24/50 ............ 10 6,154
Meta Platforms, Inc., 3.50%
,
08/15/27
(a)
24 22,443
MetLife, Inc.
Series D, 4.37%, 09/15/23
(o)
.... 31 30,894
3.60%, 11/13/25 ............ 29 27,922
Metropolitan Life Global Funding I,
1.88%
,
01/11/27
(a)
........... 1 873
MGM Resorts International, 5.50%
,
04/15/27 ................. 4 3,594
Microsoft Corp.
2.70%, 02/12/25 ............ 59 56,620
2.53%, 06/01/50 ............ 77 50,307
2.68%, 06/01/60 ............ 10 6,288
Mondelez International Holdings
Netherlands BV, 1.25%
,
09/24/26
(a)
1 857
Moody's Corp.
2.55%, 08/18/60 ............ 2 1,086
3.10%, 11/29/61 ............ 8 4,875
Morgan Stanley
(SOFR + 1.16%), 3.62%, 04/17/25
(b)
64 62,155
(SOFR + 0.53%), 0.79%, 05/30/25
(b)
15 13,806
(SOFR + 1.67%), 4.68%, 07/17/26
(b)
20 19,474
3.13%, 07/27/26 ............ 56 51,566
(SOFR + 0.86%), 1.51%, 07/20/27
(b)
1 852
(SOFR + 1.61%), 4.21%, 04/20/28
(b)
62 58,014
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 7 5,976
5.50%, 08/15/28 ............ 35 27,484
5.13%, 12/15/30 ............ 31 22,481
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 17 13,704
New York Life Global Funding, 2.88%
,
04/10/24
(a)
................ 22 21,379
NextEra Energy Capital Holdings, Inc.,
2.94%
,
03/21/24 ............ 52 50,515
Norfolk Southern Corp., 3.00%
,
03/15/32 ................. 17 14,215
Northern Trust Corp., 4.00%
,
05/10/27 33 31,821
NortonLifeLock, Inc.
(a)
6.75%, 09/30/27 ............ 40 38,381
7.13%, 09/30/30 ............ 15 14,508
Omnicom Group, Inc., 3.65%
,
11/01/24 15 14,620
Oncor Electric Delivery Co. LLC,
5.75%
,
03/15/29 ............ 1 1,028
ONEOK Partners LP, 4.90%
,
03/15/25 79 77,703
Security
Par (000)
Par (000) Value
United States (continued)
Oracle Corp.
2.40%, 09/15/23 ............ USD 36 $ 35,125
3.40%, 07/08/24 ............ 8 7,776
2.50%, 04/01/25 ............ 50 46,593
3.60%, 04/01/50 ............ 10 6,257
3.95%, 03/25/51 ............ 37 24,538
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 3 2,621
PACCAR Financial Corp., 4.95%
,
10/03/25 ................. 26 26,086
Pacific Gas & Electric Co., 4.50%
,
07/01/40 ................. 23 16,369
Paramount Global, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.00%), 6.38%
,
03/30/62
(b)
................ 10 8,639
Parker-Hannifin Corp., 4.25%
,
09/15/27 23 21,906
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 20 21,525
PepsiCo, Inc., 2.38%
,
10/06/26 .... 2 1,837
Picard Midco, Inc., 6.50%
,
03/31/29
(a)
97 81,936
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 48 29,412
7.25%, 03/15/29 ............ 45 26,887
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 17 13,596
PNC Bank NA, 4.20%
,
11/01/25 .... 2 1,946
PNC Financial Services Group, Inc.
(The), 3.50%
,
01/23/24 ........ 16 15,746
PPG Industries, Inc., 1.20%
,
03/15/26 14 12,218
Principal Life Global Funding II
(a)
0.75%, 04/12/24 ............ 1 933
1.25%, 08/16/26 ............ 1 858
Regions Financial Corp., 2.25%
,
05/18/25 ................. 2 1,852
RMIT Cash Management LLC, Series
2021-3, 3.88%
,
10/17/33
(f)
...... 200 180,000
Ryder System, Inc., 2.50%
,
09/01/24 2 1,909
S&P Global, Inc.
2.45%, 03/01/27
(a)
........... 33 29,580
2.30%, 08/15/60 ............ 16 8,424
Sabre GLBL, Inc., 9.25%
,
04/15/25
(a)
. 20 19,148
Salesforce, Inc.
0.63%, 07/15/24 ............ 53 49,402
2.90%, 07/15/51 ............ 10 6,605
San Diego Gas & Electric Co., Series
NNN, 3.60%
,
09/01/23 ........ 18 17,780
Service Properties Trust
4.50%, 06/15/23 ............ 14 13,667
4.35%, 10/01/24 ............ 15 13,279
4.50%, 03/15/25 ............ 16 13,365
7.50%, 09/15/25 ............ 29 27,115
Sherwin-Williams Co. (The)
4.05%, 08/08/24 ............ 50 49,168
4.25%, 08/08/25 ............ 22 21,473
2.90%, 03/15/52 ............ 32 19,232
Shire Acquisitions Investments Ireland
DAC
2.88%, 09/23/23 ............ 62 60,634
3.20%, 09/23/26 ............ 118 108,836
Simon Property Group LP, 3.38%
,
10/01/24 ................. 1 970
Sprint Corp.
7.88%, 09/15/23 ............ 49 49,500

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
7.13%, 06/15/24 ............ USD 7 $ 7,105
Steel Dynamics, Inc.
2.40%, 06/15/25 ............ 55 50,849
5.00%, 12/15/26 ............ 3 2,940
Stem, Inc., 0.50%
,
12/01/28
(a)(k)
.... 6 4,452
Talen Energy Supply LLC
(a)(d)(l)
7.25%, 05/15/27 ............ 23 23,517
6.63%, 01/15/28 ............ 59 59,738
7.63%, 06/01/28 ............ 23 23,702
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 77 70,391
Tenet Healthcare Corp., 6.13%
,
06/15/30
(a)
................ 36 32,976
Thermo Fisher Scientific, Inc., 1.22%
,
10/18/24 ................. 1 930
T-Mobile USA, Inc., 3.50%
,
04/15/25 . 89 85,063
Toyota Motor Credit Corp.
1.80%, 02/13/25 ............ 4 3,731
3.05%, 03/22/27 ............ 2 1,842
TransDigm, Inc., 6.25%
,
03/15/26
(a)
.. 31 30,070
Truist Bank
3.30%, 05/15/26 ............ 5 4,638
3.80%, 10/30/26 ............ 6 5,642
Truist Financial Corp.
(b)
(SOFR + 1.46%), 4.26%, 07/28/26 32 31,122
(SOFR + 0.61%), 1.27%, 03/02/27 26 22,601
TWDC Enterprises 18 Corp., 3.15%
,
09/17/25 ................. 1 954
UnitedHealth Group, Inc.
3.10%, 03/15/26 ............ 3 2,838
2.90%, 05/15/50 ............ 10 6,568
Univision Communications, Inc., 7.38%
,
06/30/30
(a)
................ 15 14,314
US Bancorp
3.10%, 04/27/26 ............ 2 1,869
(SOFR + 0.73%), 2.22%, 01/27/28
(b)
17 14,974
3.90%, 04/26/28 ............ 33 31,095
(SOFR + 1.66%), 4.55%, 07/22/28
(b)
81 78,056
Ventas Realty LP, 3.50%
,
02/01/25 .. 37 35,327
Verizon Communications, Inc.
2.63%, 08/15/26 ............ 33 29,973
2.88%, 11/20/50 ............ 6 3,669
2.99%, 10/30/56 ............ 74 43,987
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
20 16,100
Visa, Inc., 2.00%
,
08/15/50 ....... 28 16,026
Vistra Operations Co. LLC, 5.63%
,
02/15/27
(a)
................ 79 73,964
VMware, Inc., 1.80%
,
08/15/28 .... 63 49,945
Walt Disney Co. (The)
2.20%, 01/13/28 ............ 34 29,604
2.75%, 09/01/49 ............ 10 6,344
Warnermedia Holdings, Inc.
(a)
3.43%, 03/15/24 ............ 17 16,426
3.64%, 03/15/25 ............ 15 14,205
Waste Management, Inc.
0.75%, 11/15/25 ............ 10 8,826
3.15%, 11/15/27 ............ 32 29,263
Wells Fargo & Co.
(b)
(LIBOR USD 3 Month + 0.75%),
2.16%, 02/11/26 .......... 38 34,987
(SOFR + 1.56%), 4.54%, 08/15/26 94 90,936
(SOFR + 1.51%), 3.53%, 03/24/28 48 43,474
Welltower, Inc.
4.50%, 01/15/24 ............ 37 36,668
Security
Par (000)
Par (000) Value
United States (continued)
2.70%, 02/15/27 ............ USD 33 $ 29,481
Western Digital Corp., 4.75%
,
02/15/26 18 16,668
Workday, Inc., 3.50%
,
04/01/27 .... 63 58,275
WRKCo, Inc.
3.75%, 03/15/25 ............ 18 17,342
4.65%, 03/15/26 ............ 12 11,737
Wynn Las Vegas LLC
(a)
5.50%, 03/01/25 ............ 21 19,661
5.25%, 05/15/27 ............ 4 3,521
Xerox Holdings Corp.
(a)
5.00%, 08/15/25 ............ 54 48,574
5.50%, 08/15/28 ............ 35 27,922
8,630,831
Total Corporate Bonds — 8.9%
(Cost: $15,744,180) .............................. 12,468,418
Floating Rate Loan Interests
Belgium — 0.1%
Apollo Finco BV, Facility Term Loan
B, (EURIBOR 6 Month + 4.85%),
5.08%
,
 10/02/28
(b)
........... EUR 149 127,592
Canada — 0.1%
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 1 Month +
5.00%), 5.69%
,
 12/22/25
(b)
..... 187 176,745
France — 0.1%
Babilou Family, Facility Term Loan,
(EURIBOR 3 Month + 4.00%),
5.16%
,
 11/17/27
(b)
........... 214 194,787
Germany — 0.1%
Iris BidCo GmbH, Facility Term Loan
B, (EURIBOR 3 Month + 5.00%),
5.00%
,
 06/29/28
(b)
........... 93 81,119
Jersey, Channel Islands — 0.1%
(b)(f)
Vita Global FinCo Ltd., Facility Term
Loan, (LIBOR GBP 1 Month +
7.00%), 8.69%
,
 07/06/27 ...... GBP 40 42,642
Vita Global FinCo Ltd., Term Loan,
(EURIBOR 6 Month + 7.00%),
0.00% - 15.00%
,
 01/01/28 ...... EUR 67 62,381
105,023
Luxembourg — 0.2%
(b)
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
6.62%
,
 05/05/28 ............ USD 57 55,236
Luxembourg Life Fund - Long Term
Growth Fund, Term Loan, (LIBOR
USD 3 Month + 9.25%), 0.00% -
15.00%
,
 01/01/38
(f)
.......... 128 127,360
Luxembourg Life Fund II - Absolute
Return Fund III, Delayed Draw
Term Loan, (LIBOR USD 3
Month + 11.50%), 0.00% -
15.00%
,
 01/01/28
(f)
.......... 15 14,479

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan, (LIBOR
USD 3 Month + 11.50%), 0.00% -
15.00%
,
 01/01/28
(f)
.......... USD 96 $ 93,969
291,044
Netherlands — 0.4%
(b)
Cypher Bidco BV, Term Loan,
(EURIBOR 6 Month + 0.00%),
0.00% - 15.00%
,
 01/01/28
(f)
..... EUR 154 139,176
Median BV, Facility Term Loan B1,
(EURIBOR 6 Month + 5.00%),
5.23%
,
 10/14/27 ............ 100 89,266
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.76%
,
 01/31/29 ............ 311 273,105
501,547
Sweden — 0.0%
Unique BidCo AB, Term Loan B,
(EURIBOR 3 Month + 5.25%),
6.24%
,
 03/11/29
(b)
........... 70 62,172
United States — 1.6%
(b)
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
7.13% - 7.92%
,
 05/17/28 ...... USD 42 30,674
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 7.74%
,
 02/02/26
(f)
...... 74 65,417
Altar BidCo, Inc., 1st Lien Term Loan,
(SOFR 12 Month + 3.10%), 4.95% -
5.50%
,
 02/01/29 ............ 69 64,386
American Auto Auction Group LLC, 1st
Lien Term Loan B, (SOFR 3 Month +
5.00%), 8.55%
,
 12/30/27 ...... 81 74,874
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
7.07%
,
 12/15/27 ............ 15 7,911
Avaya, Inc., Term Loan B3, (SOFR 1
Month + 10.00%), 12.85%
,
 12/15/27 10 6,238
Change Healthcare Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
2.50%), 7.75%
,
 03/01/24 ...... 15 14,589
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 6.80%
,
 04/05/28 ...... 18 13,875
DirectTV Financing LLC, Term Loan,
(LIBOR USD 1 Month + 5.00%),
8.12%
,
 08/02/27 ............ 44 40,654
DRI Holding, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 5.25%),
8.37%
,
 12/21/28 ............ 28 24,981
DS Parent, Inc., Term Loan B, (LIBOR
USD 3 Month + 5.75%), 9.42% -
9.92%
,
 12/10/28 ............ 42 40,563
ECL Entertainment LLC, Term Loan
B, (LIBOR USD 1 Month + 7.50%),
10.62%
,
 05/01/28 ........... 49 48,634
Emerald Technologies US
Acquisitionco, Inc., Term Loan
B, (SOFR 1 Month + 6.25%),
9.38%
,
 12/29/27 ............ 33 31,013
Security
Par (000)
Par (000) Value
United States (continued)
Frontier Communications Holdings
LLC, Term Loan B, (LIBOR USD 3
Month + 3.75%), 7.44%
,
 05/01/28 USD 59 $ 54,884
Galaxy Brands, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
15.00%
,
 01/01/38
(f)
.......... 200 199,714
GoTo Group, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
7.80%
,
 08/31/27 ............ 98 67,968
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
0.00%), 8.83%
,
 07/20/26
(f)
...... 119 117,667
Hilton Worldwide Finance LLC, Term
Loan B2, (LIBOR USD 1 Month +
1.75%), 4.83%
,
 06/22/26 ...... 151 145,722
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 3 Month +
5.50%), 8.38%
,
 10/25/28
(f)
...... 21 18,341
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
5.88%
,
 10/27/28 ............ 63 60,687
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
7.67%
,
 04/26/28 ............ 35 33,256
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
7.87%
,
 10/04/28
(f)
........... 16 15,481
Kronos Acquisition Holdings, Inc., Term
Loan, (SOFR 3 Month + 6.00%),
8.94%
,
 12/22/26 ............ 15 14,106
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 7.12%
,
 12/17/27 ...... 115 100,435
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 10.57%
,
 09/03/26 ...... 27 24,118
Naked Juice LLC, 2nd Lien Term
Loan, (SOFR 3 Month + 6.00%),
9.65%
,
 01/24/30 ............ 4 3,620
OD Intermediate SUBI Holdco II
LLC, Term Loan, (LIBOR USD
1 Month + 1 0. 00%), 0.00% -
10.00%
,
 04/01/26
(f)
.......... 312 297,184
OVG Business Services LLC, Term
Loan, (LIBOR USD 1 Month +
6.25%), 9.34%
,
 11/20/28
(f)
...... 54 49,969
ProFrac Holdings II LLC, Term
Loan, (SOFR 3 Month + 7.25%),
11.10%
,
 03/04/25
(f)
........... 44 44,954
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 6.37%
,
 03/10/28 89 82,511
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 7.53%
,
 04/27/28 ...... 95 70,044
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 10.52%
,
 04/27/29 ...... 50 39,532
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 6.81%
,
 03/16/27 ...... 57 53,256
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
6.62%
,
 04/03/28 ............ 35 25,552

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Sonder Corp., Term Loan,
10.00%
,
 01/19/27
(f)
.......... USD 154 $ 137,588
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.50%), 6.62%
,
 06/08/28 10 9,256
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.00%), 7.60%
,
 10/06/28 ...... 18 13,934
Talen Energy Supply LLC, Term Loan,
(SOFR 3 Month + 4.75%), 7.48% -
8.24%
,
 11/13/23 ............ 82 81,918
Vaco Holdings LLC, Term Loan, (SOFR
3 Month + 5.00%), 8.70%
,
 01/21/29 33 31,688
2,257,194
Total Floating Rate Loan Interests — 2.7%
(Cost: $4,269,313) .............................. 3,797,223
Foreign Government Obligations
Argentina — 0.1%
Argentine Republic (The)
1.00%, 07/09/29 ............ 30 5,654
0.50%, 07/09/30
(o)
........... 295 59,098
1.50%, 07/09/35
(o)
........... 331 60,020
3.88%, 01/09/38
(o)
........... 119 27,715
152,487
Austria — 0.1%
Republic of Austria, 2.10%
,
09/20/17
(a)(c)
EUR 116 86,970
Canada — 0.5%
Canadian Government Bond, 0.25%
,
03/01/26 ................. CAD 1,062 687,911
Indonesia — 0.1%
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 3.38%
,
02/05/30
(c)
................ USD 200 160,600
Spain — 0.1%
Kingdom of Spain, 3.45%
,
07/30/66
(a)(c)
EUR 185 170,021
Total Foreign Government Obligations — 0.9%
(Cost: $2,009,621) .............................. 1,257,989
Shares
Shares
Investment Companies
Health Care Select Sector SPDR
Fund
(e)
................... 1,533 185,662
Industrial Select Sector SPDR Fund
(e)
928 76,875
Invesco Municipal Opportunity Trust . 1,407 12,818
Invesco Municipal Trust
(e)
........ 1,398 12,778
Invesco QQQ Trust 1, Series 1
(e)
.... 1,100 293,986
Invesco Quality Municipal Income Trust 1,385 12,645
Invesco Trust for Investment Grade
Municipals ................ 1,376 12,879
Invesco Value Municipal Income Trust 1,379 15,872
iShares 0-5 Year TIPS Bond ETF
(p)
.. 1,425 136,956
iShares China Large-Cap ETF
(e)(p)
... 2,692 69,615
iShares iBoxx $ High Yield Corporate
Bond ETF
(e)(p)
.............. 441 31,483
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(e)(h)(p)
...... 5,600 573,720
Security
Shares
Shares Value
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(e)(p)
........ 9,277 $ 736,594
iShares Latin America 40 ETF
(e)(p)
... 2,948 69,927
iShares MSCI Brazil ETF
(p)
....... 3,320 98,372
iShares MSCI Emerging Markets ETF
(e)
(p)
...................... 429 14,964
iShares Nasdaq Biotechnology ETF
(p)
153 17,895
KraneShares Bosera MSCI China A 50
Connect Index ETF .......... 1,141 34,618
KraneShares CSI China Internet ETF
(e)
8,431 207,740
Nuveen Municipal Value Fund, Inc. .. 2,293 19,399
SPDR Bloomberg High Yield Bond
ETF
(e)
................... 1,221 107,265
SPDR Gold Shares
(i)
............ 2,028 313,671
United States Oil Fund LP
(e ) (i )
...... 1,670 109,017
VanEck Semiconductor ETF ...... 221 40,911
Total Investment Companies — 2.3%
(Cost: $3,689,013) .............................. 3,205,662
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.7%
United States — 0.7%
(a)(b)
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1B1, (30-
Day Average SOFR + 3.10%),
5.38%, 10/25/41 .......... USD 30 27,224
Series 2022-R01, Class 1B1, (30-
Day Average SOFR + 3.15%),
5.43%, 12/25/41 .......... 14 11,702
Federal Home Loan Mortgage Corp.
STACR REMIC Trust
Series 2021-DNA6, Class B1, (30-
Day Average SOFR + 3.40%),
5.68%, 10/25/41 .......... 51 45,605
Series 2022-DNA1, Class B1, (30-
Day Average SOFR + 3.40%),
5.68%, 01/25/42 .......... 17 14,717
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
Series 2020-DNA6, Class B1, (30-
Day Average SOFR + 3.00%),
5.28%, 12/25/50 .......... 17 16,041
Series 2021-DNA3, Class B1, (30-
Day Average SOFR + 3.50%),
5.78%, 10/25/33 .......... 49 45,419
Series 2021-HQA1, Class B1, (30-
Day Average SOFR + 3.00%),
5.28%, 08/25/33 .......... 32 26,344
Series 2021-HQA1, Class B2, (30-
Day Average SOFR + 5.00%),
7.28%, 08/25/33 .......... 20 15,485
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
Series 2021-DNA2, Class B1, (30-
Day Average SOFR + 3.40%),
5.68%, 08/25/33 .......... 18 16,201
Series 2021-DNA2, Class B2, (30-
Day Average SOFR + 6.00%),
8.28%, 08/25/33 .......... 17 13,410

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Federal Home Loan Mortgage Corp.,
Structured Agency Credit Risk Debt
Notes, Series 2021-DNA7, Class
B1, (30-Day Average SOFR +
3.65%), 5.93%, 11/25/41 ....... USD 51 $ 44,598
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 532 422,443
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 211 180,537
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 78 52,895
932,621
Commercial Mortgage-Backed Securities — 2.1%
Bermuda — 0.1%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1 Month CME Term SOFR
+ 2.25%), 5.27%, 01/19/37
(a)(b)
... 100 98,845
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1 Month CME Term SOFR +
3.37%), 6.22%, 12/15/34
(a)(b)
.... 100 96,243
United States — 2.0%
BANK, Series 2017-BNK9, Class A4,
3.54%, 11/15/54 ............ 17 15,979
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 3.92%,
04/15/36 ............... 27 25,266
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 4.17%,
04/15/36 ............... 37 34,242
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 4.42%,
04/15/36 ............... 33 30,147
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 4.92%,
04/15/36 ............... 37 33,558
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 5.72%,
04/15/36 ............... 24 21,994
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 6.62%,
04/15/36 ............... 39 35,734
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 7.72%,
04/15/36 ............... 18 16,522
Benchmark Mortgage Trust, Series
2021-B25, Class A5, 2.58%,
04/15/54 ................. 46 37,225
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 5.47%,
10/15/36 ............... 85 81,169
Series 2021-21M, Class E, (LIBOR
USD 1 Month + 2.17%), 4.99%,
10/15/36 ............... 79 74,134
Series 2021-CIP, Class E, (LIBOR
USD 1 Month + 2.82%), 5.64%,
12/15/38 ............... 100 93,236
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
5.62%, 06/15/38 .......... USD 106 $ 96,889
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 5.62%,
05/15/38 ............... 100 91,998
Series 2021-XL2, Class F, (LIBOR
USD 1 Month + 2.24%), 5.06%,
10/15/38 ............... 114 104,855
BX Trust
(a)(b)
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 64 52,235
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 89 67,689
Series 2021-ARIA, Class E, (LIBOR
USD 1 Month + 2.24%), 5.06%,
10/15/36 ............... 100 91,972
Series 2021-MFM1, Class E,
(LIBOR USD 1 Month + 2.25%),
5.07%, 01/15/34 .......... 20 18,496
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 5.82%,
01/15/34 ............... 40 36,503
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 8,820
Citigroup Commercial Mortgage Trust,
Series 2018-C6, Class A4, 4.41%,
11/10/51 .................. 16 15,403
Commercial Mortgage Trust
Series 2014-CR17, Class C, 4.94%,
05/10/47
(b)
.............. 15 14,312
Series 2014-CR21, Class A3,
3.53%, 12/10/47 .......... 32 30,844
CORE Mortgage Trust, Series 2019-
CORE, Class F, (LIBOR USD 1
Month + 2.35%), 5.17%, 12/15/31
(a)
(b)
...................... 13 11,824
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.80%,
11/15/48
(b)
.............. 10 9,165
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 94 77,854
DBGS Mortgage Trust, Series 2018-
BIOD, Class F, (LIBOR USD 1
Month + 2.00%), 4.70%, 05/15/35
(a)
(b)
...................... 91 87,214
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 5.07%,
07/15/38 ............... 203 194,116
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 5.67%,
07/15/38 ............... 101 96,280
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class E, (LIBOR
USD 1 Month + 2.94%), 5.75%,
11/15/36
(a)(b)
............... 100 92,520
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 28,847
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR4,
Class A5, 4.03%, 03/10/52 ..... 35 32,492

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 5.27%,
04/15/38 ............... USD 60 $ 56,390
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 5.77%,
04/15/38 ............... 60 55,784
Series 2022-NXSS, Class A, (1
Month CME Term SOFR +
2.18%), 5.13%, 08/15/39 .... 14 13,897
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 5.17%, 03/15/38
(a)(b)
.... 115 105,424
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR
USD 1 Month + 4.00%), 6.82%,
11/15/38 ............... 122 111,930
Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%),
8.07%, 11/15/38
(f)
......... 131 123,140
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 4.92%,
04/15/38 ............... 156 146,222
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 5.42%,
04/15/38 ............... 106 98,312
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C24, Class C, 4.48%,
05/15/48
(b)
.............. 10 9,166
Series 2016-C32, Class A4, 3.72%,
12/15/49 ............... 27 25,273
Morgan Stanley Capital I Trust
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............. 17 15,047
Series 2020-L4, Class A3, 2.70%,
02/15/53 ............... 29 24,004
SREIT Trust
(a)(b)
Series 2021-MFP, Class F, (LIBOR
USD 1 Month + 2.62%), 5.44%,
11/15/38 ............... 100 92,970
Series 2021-MFP2, Class F, (LIBOR
USD 1 Month + 2.62%), 5.44%,
11/15/36 ............... 100 93,236
STWD Trust, Series 2021-FLWR, Class
E, (LIBOR USD 1 Month + 1.92%),
4.74%, 07/15/36
(a)(b)
.......... 25 23,121
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 8,464
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 30 28,374
Series 2017-C38, Class C, 3.90%,
07/15/50 ............... 10 8,836
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... USD 25 $ 21,638
2,820,762
3,015,850
Total Non-Agency Mortgage-Backed Securities — 2.8%
(Cost: $4,438,343) .............................. 3,948,471
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.2%
Sprott Private Resource Streaming &
Royalty US LP
(f)(q)
........... 166 240,144
Total Other Interests - 0.2%
(Cost: $167,154) .................................. 240,144
Preferred Securities
Capital Trusts — 0.1%
United States — 0.1%
(b)
Prudential Financial, Inc. , (LIBOR USD
3 Month + 3.92%), 5.63%, 06/15/43 44 43,352
USB Capital IX , (LIBOR USD 3 Month
+ 1.02%), 3.53%
(n)
........... 31 23,531
66,883
Total Capital Trusts — 0.1%
(Cost: $73,146) ................................ 66,883
Shares
Shares
Preferred Stocks — 3.1%
Brazil — 0.1%
Neon Payments Ltd.
(f)
........... 319 159,806
Petroleo Brasileiro SA (Preference) .. 3,414 18,961
178,767
China — 0.3%
Bytedance Ltd., Series E-1 (Acquired
11/11/20, cost $272,511)
(f)(g)
..... 2,487 413,333
Germany — 0.2%
Caresyntax, Inc.
(f)
.............. 296 17,337
Dr Ing hc F Porsche AG (Preference) 1,633 132,035
Porsche Automobil Holding SE
(Preference) ............... 536 30,200
Volkswagen AG (Preference) ...... 33 4,032
Volocopter Gmbh, (Acquired 03/03/21,
cost $159,572)
(f)(g)
........... 30 165,670
349,274
India — 0.1%
Think & Learn Pvt Ltd., Series F
(Acquired 12/11/20, cost $103,122)
(f)
(g)
...................... 32 92,979
Israel — 0.1%
Deep Instinct Ltd., Series D-4 (Acquired
09/20/22, cost $84,498)
(f)(g)
..... 11,985 84,494

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Jersey, Channel Islands — 0.1%
(f)(g)
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $85,987) ....... 10,057 $ 150,654
Loadsmart, Inc., Series D (Acquired
01/27/22, cost $19,100) ....... 955 14,306
164,960
Sweden — 0.0%
Volta Greentech AB, Series C
(f)
..... 228 13,541
United States — 2.2%
10X Future Technologies Holding Ltd.,
(Acquired 05/13/21, cost $183,387)
(f)
(g)
...................... 4,842 70,769
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(k)
............. 277 311,597
Aptiv plc, Series A, 5.50%
(k)
....... 1,083 103,102
Becton Dickinson and Co., Series B,
6.00%
(e)
.................. 4,094 192,991
Boston Scientific Corp., Series A,
5.50% ................... 713 72,170
Breeze Aviation Group, Inc., Series B
(Acquired 07/30/21, cost $127,466)
(f)
(g)
...................... 236 73,278
Cruise, Series G (Acquired 03/25/21,
cost $76,178)
(f)(g)
............ 2,891 48,974
Databricks, Inc., Series F (Acquired
08/01/22, cost $88,431)
(f)(g)
..... 6,177 377,724
Databricks, Inc., Series G (Acquired
08/01/22, cost $102,873)
(f)(g)
.... 1,740 106,401
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $89,710)
(f)(g)
..... 14,760 104,058
Dream Finders Homes, Inc., 9.00%
(f)
. 285 262,913
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $62,470)
(f)(g)
..... 10,664 40,843
Farmer’s Business Network, Inc.,
Series F, (Acquired 07/31/20, cost
$69,518)
(f)(g)
............... 2,103 108,115
Farmer's Business Network, Inc.,
Series G, (Acquired 09/15/21, cost
$19,766)
(f)(g)
............... 318 16,348
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $93,611)
(f)(g)
..... 51,330 230,472
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $20,218)
(f)(g)
..... 3,376 15,158
Lessen, Inc., Series B
(f)
.......... 6,246 47,407
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost $243,061)
(f)
(g)
...................... 21,278 171,075
MNTN Digital, Series D (Acquired
11/05/21, cost $54,841)
(f)(g)
..... 2,388 29,301
Mythic AL, Inc., Series C (Acquired
01/26/21, cost $48,256)
(f)(g)
..... 7,024 34,909
Noodle Partners, Inc., Series C
(Acquired 08/26/21, cost $73,361)
(f)
(g)
...................... 8,220 45,210
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $40,179)
(f)(g)
..... 1,532 38,928
Relativity Space, Inc., Series E,
(Acquired 05/27/21, cost $68,894)
(f)
(g)
...................... 3,017 52,405
SambaNova Systems, Inc., Series C
(Acquired 02/19/20, cost $91,575)
(f)
(g)
...................... 1,720 118,044
SambaNova Systems, Inc., Series D
(Acquired 04/09/21, cost $52,640)
(f)
(g)
...................... 554 38,021
Security
Shares
Shares Value
United States (continued)
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $28,447)
(f)(g)
..... 1,894 $ 17,519
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$72,377)
(f)(g)
............... 12,134 72,804
Verge Genomics, Series B (Acquired
11/05/21, cost $65,877)
(f)(g)
..... 12,367 60,722
Wells Fargo & Co., Series L, 7.50%
(k)(n)
46 55,384
Zero Mass Water, Inc., Series C-1
(Acquired 05/07/20, cost $70,353)
(f)
(g)
...................... 4,463 162,453
Zero Mass Water, Inc., Series D
(Acquired 07/05/22, cost $13,149)
(d)
(f)(g)
..................... 321 13,145
3,092,240
Total Preferred Stocks — 3.1%
(Cost: $4,011,383) .............................. 4,389,588
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (LIBOR USD 3
Month + 6.37%), 9.18%, 10/30/40
(b)
5,096 142,178
Total Trust Preferreds — 0.1%
(Cost: $140,435) ................................ 142,178
Total Preferred Securities — 3.3%
(Cost: $4,224,964) .............................. 4,598,649
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.87%, 09/25/30
(b)
........... USD 14 13,584
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(b)
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.47%, 12/25/29 ........ 100 6,801
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
Series K105, Class X1,
1.64% ,  01/25/30 ........ 279 23,858
Series K109, Class X1,
1.70% ,  04/25/30 ........ 118 10,582
Series K116, Class X1,
1.53% ,  07/25/30 ........ 100 8,213
Series K120, Class X1,
1.13% ,  10/25/30 ........ 395 24,457
Series KW09, Class X1,
0.94% ,  05/25/29 ........ 463 18,314
92,225

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 1.7%
Uniform Mortgage-Backed Securities
4.50% ,  10/25/52 - 11/25/52
(r)
.. USD 2,535 $ 2,413,625
Total U.S. Government Sponsored Agency Securities
—
1.8%
(Cost: $2,617,069) .............................. 2,519,434
U.S. Treasury Obligations
U.S. Treasury Bonds
1.75%, 08/15/41 ............ 362 247,162
2.38%, 02/15/42 ............ 225 172,406
3.25%, 05/15/42 ............ 544 482,534
2.25%, 02/15/52
(s)
........... 1,141 828,717
3.00%, 08/15/52 ............ 250 215,742
U.S. Treasury Inflation Linked Notes
0.63%, 01/15/24 ............ 3,121 3,047,533
0.50%, 04/15/24 ............ 3,685 3,580,698
0.13%, 04/15/27 ............ 382 352,169
U.S. Treasury Notes
0.13%, 11/30/22
(i)
............ 4,608 4,586,112
1.38%, 09/30/23 ............ 1,380 1,340,972
3.25%, 08/31/24 ............ 3,952 3,880,679
1.88%, 02/15/32 ............ 494 418,164
2.88%, 05/15/32
(s)
........... 772 713,738
Total U.S. Treasury Obligations — 14.2%
(Cost: $20,525,161) .............................. 19,866,626
Shares
Shares
Warrants
Cayman Islands — 0.0%
Hedosophia European Growth (Issued/
Exercisable 05/13/21, 1 Share for
1 Warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(d)(f)
.......... 1,945 286
Israel — 0.0%
Innovid Corp. (Issued/Exercisable
01/28/21, 1 Share for 1 Warrant,
Expires 12/31/27, Strike Price USD
11.50)
(d)
.................. 375 180
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
Exercisable 11/27/20, 1 Share for
1 Warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(d)
.......... 36 16
United Kingdom — 0.0%
Genius Sports Ltd. (Issued/Exercisable
12/07/20, 1 Share for 1 Warrant,
Expires 12/31/28, Strike Price USD
11.50)
(d)
.................. 1,164 850
United States — 0.0%
(d)
Altus Power, Inc. (Issued/Exercisable
01/22/21, 1 Share for 1 Warrant,
Expires 01/12/27, Strike Price USD
11.00) ................... 511 1,554
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 1,986 5,243
Security
Shares
Shares Value
United States (continued)
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(f)
........... 2,120 $ 42
Deep Instinct Ltd. (Issued/Exercisable
09/22/22, 1 Share for 1 Warrant,
Expires 09/20/32, Strike Price USD
0.00)
(f)
................... 845 —
Embark Technology, Inc. (Issued/
Exercisable 03/05/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 963 67
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 1,130 2,113
Flyr, Inc. (Issued/Exercisable 05/10/22,
1 Share for 1 Warrant, Expires
05/10/32, Strike Price USD 3.95)
(f)
264 3,836
Freewire Warrants TA (Issued/
Exercisable 03/31/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(f)
........... 6,819 7,365
Gores Holdings VIII, Inc. (Issued/
Exercisable 01/28/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 178 176
Highland Transcend Partners I Corp.
(Issued/Exercisable 03/23/22,
1 Share for 1 Warrant, Expires
12/31/27, Strike Price USD 11.50) 1,590 58
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 938 160
Latch, Inc. (Issued/Exercisable
06/04/21, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 840 68
Lightning eMotors, Inc. (Issued/
Exercisable 05/18/25, 1 Share for
1 Warrant, Expires 05/18/25, Strike
Price USD 11.50) ............ 2,348 1,056
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 1,681 281
Proof Acquisition Corp. I (Issued/
Exercisable 09/27/22, 1 Share for
1 Warrant, Expires 10/01/26, Strike
Price USD 11.50)
(f)
........... 2,017 141
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 1,924 658
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21,
1 Share for 1 Warrant, Expires
06/15/27, Strike Price USD 11.50) 724 217
Sonder Holdings, Inc. (Issued/
Exercisable 11/19/26, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(f)
........... 2,205 44

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
United States (continued)
TPB Acquisition Corp. I (Issued/
Exercisable 02/19/21, 1 Share for
1 Warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 718 $ 445
TPG Pace Beneficial Finance Corp.
(Issued/Exercisable 11/17/20,
1 Share for 1 Warrant, Expires
10/09/27, Strike Price USD 11.50) 510 6
Volta, Inc. (Issued/Exercisable
10/22/20, 1 Share for 1 Warrant,
Expires 08/26/26, Strike Price USD
11.50) ................... 1,160 406
23,936
Total Warrants — 0.0%
(Cost: $37,802) ................................ 25,268
Total Long-Term Investments — 87.4%
(Cost: $135,185,795) ............................. 122,531,015
Par (000)
Pa r (000)
Short-Term Securities
Certificates of Deposit — 0.2%
Domestic — 0.2%
Citibank NA, 5.00%, 09/21/23 ..... USD 220 220,117
Total Certificates of Deposit — 0.2%
(Cost: $220,000) ................................ 220,117
Foreign Government Obligations — 10.9%
(t)
Brazil - 0.5%
Federative Republic of Brazil Treasury
Bills, 8.32%
,
07/01/24 ......... BRL 4 672,736
Japan - 10.4%
Japan Treasury Bills
(0.17)%, 10/11/22 - 10/17/22 .... JPY 81,850 565,553
(0.12)%, 11/14/22 ........... 241,000 1,665,432
(0.16)%, 11/21/22 ........... 698,500 4,827,128
(0.19)%, 11/28/22 ........... 333,250 2,303,061
(0.19)%, 12/12/22 ........... 185,650 1,283,089
(0.24)%, 01/06/23 ........... 133,000 919,309
(0.28)%, 01/11/23 ........... 449,050 3,103,929
14,667,501
Total Foreign Government Obligations — 10.9%
(Cost: $16,040,942) .............................. 15,340,237
Shares
Shares
Money Market Funds — 7.5%
(p)(u)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 2.79% ...... 5,465,136 5,465,136
SL Liquidity Series, LLC, Money Market
Series, 3.29%
(v)
............. 5,018,326 5,018,325
Total Money Market Funds — 7.5%
(Cost: $10,483,565) .............................. 10,483,461
Security
Par (000)
Pa r (000) Value
Time Deposits — 0.1%
Australia — 0.0%
Australia & New Zealand Banking
Group Ltd., 0.25%, 07/01/22 .... AUD 47 $ 30,279
Canada — 0.0%
Royal Bank of Canada,
0.51%, 07/04/22 ............ CAD 49 35,612
Europe — 0.1%
Citibank NA, (0.78)%, 07/01/22 .... EUR 52 50,787
Hong Kong — 0.0%
Hong Kong & Shanghai Bank Corp.
Ltd., 0.37%, 07/04/22 ......... HKD 25 3,248
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.36)%, 07/01/22 ........... JPY 500 3,455
Norway — 0.0%
Brown Brothers Harriman & Co.,
0.07%, 07/01/22 ............ NOK 6 526
Singapore — 0.0%
Hong Kong & Shanghai Bank,
0.00%, 07/01/21 ............ SGD 1 844
United Kingdom — 0.0%
Citibank NA, 0.52%, 07/01/22 ..... GBP 5 5,134
Total Time Deposits — 0.1%
(Cost: $129,885) ................................ 129,885
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills, 3.97% ,  09/07/23
(t)
USD 690 664,976
Total U.S. Treasury Obligations — 0.5%
(Cost: $665,033) ................................ 664,976
Total Short-Term Securities — 19.2%
(Cost: $27,539,425) .............................. 26,838,676
Total Options Purchased — 0.7%
(Cost: $1,077,860 ) .............................. 949,444
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 107.3%
(Cost: $163,803,080) ............................. 150,319,135
Total Options Written — (1.6)%
(Premiums Received — $(893,675)) .................. (2,149,107)
TBA Sale Commitments
Uniform Mortgage-Backed Securities,
4.50%, 10/25/52
(r)
........... (1,000) (952,578)
Total TBA Sale Commitments — (0.7)%
(Proceeds: $(956,469)) ........................... (952,578)

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
R
Security
Par (000)
Par (000) Value
Investments Sold Short
Shares
Shares
Common Stocks
France — (0.0)%
Pernod Ricard SA ............. (240) $ (44,029)
Hong Kong — (0.0)%
Techtronic Industries Co. Ltd. ...... (5,000) (47,710)
United Kingdom — (0.0)%
Diageo plc .................. (1,024) (43,104)
Security
Shares
Shares Value
United States — (0.1)%
JM Smucker Co. (The) .......... (412) $ (56,613)
Total Common Stocks — (0.1)%
(Proceeds: $(196,830)) ........................... (191,456)
Total Investments Sold Short — (0.1)%
(Proceeds: $(196,830) ) ........................... (191,456)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 104.9%
(Cost: $161,756,106) ............................. 147,025,994
Liabilities in Excess of Other Assets — (4.9)% ............ (6,810,089)
Net Assets — 100.0% .............................. $ 140,215,905
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
All or a portion of this security is on loan.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,979,683, representing 2.84% of its net assets as of period end, and an original cost of $3,469,328.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
All or a portion of the security is held by a wholly-owned subsidiary.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Convertible security.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Zero-coupon bond.
(n)
Perpetual security with no stated maturity date.
(o)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
Represents or includes a TBA transaction.
(s)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)
Rates are discount rates or a range of discount rates as of period end.
(u)
Annualized 7-day yield as of period end.
(v)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 8,690,749 $ — $ (3,225,613)
(a)
$ — $ — $ 5,465,136 5,465,136 $ 114,917 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 3,724,155 1,296,830
(a)
— (2,556) (104) 5,018,325 5,018,326 13,499
(b)
—
iShares 0-5 Year TIPS Bond ETF — 140,568 — — (3,612) 136,956 1,425 — —
iShares China Large-Cap ETF .. 131,798 — (28,450) (11,923) (21,810) 69,615 2,692 393 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 98,408 704,618 (742,313) (26,967) (2,263) 31,483 441 3,963 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 38,828 3,866,516 (3,210,377) (62,862) (58,385) 573,720 5,600 10,991 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 1,764,918 1,077,334 (1,768,614) (277,262) (59,782) 736,594 9,277 21,853 —
iShares Latin America 40 ETF .. 69,160 — — — 767 69,927 2,948 3,237 —
iShares MSCI Brazil ETF ..... 93,192 — — — 5,180 98,372 3,320 4,977 —
iShares MSCI Emerging Markets
ETF .................. 20,957 — — — (5,993) 14,964 429 155 —
iShares Nasdaq Biotechnology
ETF .................. 23,351 — — — (5,456) 17,895 153 47 —
iShares Russell 2000 ETF
(c)
.... — 954,433 (987,467) 33,034 — — — — —
iShares S&P 500 Value ETF
(c)
.. 275,825 — (261,595) 42,130 (56,360) — — — —
$ (306,406) $ (207,818) $ 12,232,987 $ 174,032 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 11 12/08/22 $ 1,493 $ (73,338)
Australia 10 Year Bond ...................................................... 26 12/15/22 1,948 (45,739)
MSCI Emerging Markets E-Mini Index ............................................ 5 12/16/22 218 (29,889)
Russell 2000 E-Mini Index .................................................... 1 12/16/22 83 (11,015)
U.S. Treasury 10 Year Note ................................................... 50 12/20/22 5,603 (263,232)
U.S. Treasury Long Bond .................................................... 4 12/20/22 506 (37,263)
U.S. Treasury Ultra Bond .................................................... 33 12/20/22 4,511 (177,536)
U.S. Treasury 2 Year Note .................................................... 24 12/30/22 4,928 (14,221)
3 Month SONIA Index ....................................................... 11 09/19/23 2,892 (43,547)
(695,780)
Short Contracts
Euro- Bobl ............................................................... 1 12/08/22 117 2,934
Euro-BTP ............................................................... 4 12/08/22 439 (3,728)
Euro- Buxl ............................................................... 2 12/08/22 287 32,203
Euro-Schatz ............................................................. 9 12/08/22 945 8,075
Japan 10 Year Bond ........................................................ 1 12/13/22 1,025 1,287
EURO STOXX 50 Index ..................................................... 24 12/16/22 770 77,364
FTSE 100 Index .......................................................... 1 12/16/22 76 7,610
NASDAQ 100 E-Mini Index ................................................... 20 12/16/22 4,414 599,842
S&P 500 E-Mini Index ...................................................... 9 12/16/22 1,621 42,386
U.S. Treasury 10 Year Ultra Note ............................................... 145 12/20/22 17,187 847,345
Long Gilt ............................................................... 2 12/28/22 215 30,424
U.S. Treasury 5 Year Note .................................................... 35 12/30/22 3,761 13,796
1,659,538
$ 963,758
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 355,844 JPY 48,900,000 JPMorgan Chase Bank NA 10/11/22 $ 17,758
USD 239,898 JPY 32,950,000 JPMorgan Chase Bank NA 10/17/22 11,955
MXN 395,102 USD 19,030 Citibank NA 10/20/22 529
MXN 7,786,205 USD 374,968 Deutsche Bank AG 10/20/22 10,483
USD 1,035,303 CNY 6,977,839 Deutsche Bank AG 10/20/22 57,692
USD 700,287 HKD 5,485,138 Deutsche Bank AG 10/20/22 1,229
USD 364,998 NOK 3,614,428 Deutsche Bank AG 10/20/22 33,029
USD 1,796,673 JPY 241,000,000 HSBC Bank plc 11/14/22 124,600
USD 1,400,682 EUR 1,396,592 Bank of America NA 11/18/22 27,548
USD 31,760 EUR 31,670 BNP Paribas SA 11/18/22 622
USD 694,467 HKD 5,437,015 JPMorgan Chase Bank NA 11/18/22 1,129
USD 5,180,635 JPY 698,500,000 HSBC Bank plc 11/21/22 330,500
USD 2,457,433 JPY 333,250,000 HSBC Bank plc 11/28/22 141,603
USD 343,731 BRL 1,779,563 Goldman Sachs International 12/02/22 18,283
USD 1,334,988 JPY 185,650,000 Morgan Stanley & Co. International plc 12/12/22 42,282
DKK 3,247,176 USD 419,285 JPMorgan Chase Bank NA 12/15/22 11,209
SEK 1,586,793 USD 139,349 Deutsche Bank AG 12/15/22 4,279
SGD 135,585 USD 94,039 Citibank NA 12/15/22 454
SGD 133,562 USD 92,839 HSBC Bank plc 12/15/22 244
SGD 135,585 USD 93,811 Morgan Stanley & Co. International plc 12/15/22 682
USD 666,909 INR 53,517,460 Citibank NA 12/15/22 15,435
USD 371,549 SEK 3,931,830 Deutsche Bank AG 12/15/22 15,660
USD 629,648 CNY 4,410,378 HSBC Bank plc 12/21/22 10,871
USD 184,974 CNY 1,316,626 JPMorgan Chase Bank NA 12/21/22 251
USD 948,678 JPY 133,000,000 Bank of America NA 01/06/23 19,001

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,143,235 JPY 449,050,000 HSBC Bank plc 01/11/23 $ 2,241
899,569
JPY 449,384,991 USD 3,108,392 HSBC Bank plc 10/05/22 (3,120)
IDR 2,545,907,426 USD 168,124 HSBC Bank plc 10/19/22 (1,884)
AUD 477,667 USD 330,091 Bank of America NA 10/20/22 (24,494)
AUD 690,432 USD 468,370 Morgan Stanley & Co. International plc 10/20/22 (26,653)
CAD 391,006 USD 298,139 BNP Paribas SA 10/20/22 (15,090)
CAD 1,103,394 USD 853,666 Deutsche Bank AG 10/20/22 (54,920)
CNY 1,728,564 USD 247,769 Bank of America NA 10/20/22 (5,593)
JPY 139,844,715 EUR 992,234 JPMorgan Chase Bank NA 10/20/22 (5,825)
MXN 6,861,299 USD 339,993 Goldman Sachs International 10/20/22 (329)
AUD 2,476,301 USD 1,739,822 Barclays Bank plc 11/18/22 (154,862)
CHF 2,214,753 USD 2,348,894 JPMorgan Chase Bank NA 11/18/22 (94,623)
EUR 4,830,036 USD 4,858,726 BNP Paribas SA 11/18/22 (109,818)
EUR 716,178 USD 732,921 Deutsche Bank AG 11/18/22 (28,772)
GBP 419,890 USD 507,741 JPMorgan Chase Bank NA 11/18/22 (38,573)
JPY 96,820,152 USD 678,776 HSBC Bank plc 11/18/22 (6,723)
JPY 267,371,957 USD 2,002,290 Morgan Stanley & Co. International plc 11/18/22 (146,394)
JPY 803,859,947 USD 5,610,154 UBS AG 11/18/22 (30,360)
NOK 6,797,053 CHF 662,652 UBS AG 11/18/22 (49,780)
KRW 788,631,153 USD 595,398 UBS AG 11/23/22 (47,853)
BRL 2,704,985 USD 514,236 JPMorgan Chase Bank NA 12/02/22 (19,547)
CHF 294,910 USD 303,240 Citibank NA 12/15/22 (2,107)
DKK 822,513 USD 111,486 Morgan Stanley & Co. International plc 12/15/22 (2,441)
GBP 265,947 EUR 305,101 UBS AG 12/15/22 (3,443)
NZD 138,116 USD 83,262 Deutsche Bank AG 12/15/22 (5,933)
PLN 347,609 USD 72,962 Morgan Stanley & Co. International plc 12/15/22 (3,692)
ZAR 1,251,973 USD 71,415 Morgan Stanley & Co. International plc 12/15/22 (2,693)
CNY 1,393,712 USD 198,052 JPMorgan Chase Bank NA 12/21/22 (2,514)
CNY 1,017,596 USD 145,608 Morgan Stanley & Co. International plc 12/21/22 (2,839)
EUR 142,829 USD 142,122 Barclays Bank plc 12/21/22 (1,255)
EUR 214,243 USD 213,180 JPMorgan Chase Bank NA 12/21/22 (1,880)
USD 239,422 CNY 1,722,349 Bank of America NA 12/21/22 (2,224)
USD 1,174 CNY 8,486 Deutsche Bank AG 12/21/22 (17)
USD 209,487 EUR 213,687 BNP Paribas SA 12/21/22 (1,264)
USD 208,441 EUR 213,075 JPMorgan Chase Bank NA 12/21/22 (1,707)
USD 200,371 GBP 187,035 Bank of America NA 12/21/22 (8,719)
USD 1,673 GBP 1,563 Morgan Stanley & Co. International plc 12/21/22 (74)
(908,015)
$ (8,446)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
GBP Currency ............... Down and Out HSBC Bank plc 12/23/22 USD 1.00 USD 0.96 GBP 27 $ 381
GBP Currency ............... One-Touch HSBC Bank plc 12/23/22 USD 1.03 USD 1.03 GBP 27 4,365
$ 4,746
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust 1 ......................... 56 10/07/22 USD 295.00 USD 1,497 $ 476
Invesco QQQ Trust 1 ......................... 22 10/14/22 USD 295.00 USD 588 1,166

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
CBOE Volatility Index ......................... 3 10/19/22 USD 35.00 USD 9 $ 661
Eli Lilly & Co. .............................. 2 10/21/22 USD 330.00 USD 65 1,455
Invesco DB Agriculture Fund
(a)
................... 38 10/21/22 USD 23.00 USD 76 285
Microsoft Corp. ............................. 4 10/21/22 USD 270.00 USD 93 134
Microsoft Corp. ............................. 5 10/21/22 USD 290.00 USD 116 40
SPDR S&P 500 ETF Trust ...................... 29 10/21/22 USD 430.00 USD 1,036 73
Tesla, Inc. ................................. 6 10/21/22 USD 320.00 USD 159 1,425
Visa, Inc. ................................. 4 10/21/22 USD 220.00 USD 71 30
Walt Disney Co. (The) ........................ 6 10/21/22 USD 130.00 USD 57 21
SPDR S&P 500 ETF Trust ...................... 44 10/24/22 USD 400.00 USD 1,572 1,276
Abbott Laboratories .......................... 8 11/18/22 USD 110.00 USD 77 468
Alphabet, Inc. .............................. 14 11/18/22 USD 117.50 USD 135 770
Alphabet, Inc. .............................. 15 11/18/22 USD 107.50 USD 144 2,850
Apple, Inc. ................................ 9 11/18/22 USD 170.00 USD 124 477
Aptiv plc .................................. 5 11/18/22 USD 100.00 USD 39 500
BNP Paribas SA ............................ 24 11/18/22 EUR 52.00 EUR 105 576
Dynatrace , Inc. ............................. 9 11/18/22 USD 45.00 USD 31 428
Eli Lilly & Co. .............................. 6 11/18/22 USD 330.00 USD 194 8,160
Generac Holdings, Inc. ........................ 3 11/18/22 USD 300.00 USD 53 128
LGF Bancorp, Inc. ........................... 3 11/18/22 USD 12.50 USD 2 68
Lululemon Athletica , Inc. ....................... 5 11/18/22 USD 350.00 USD 140 838
Microsoft Corp. ............................. 6 11/18/22 USD 280.00 USD 140 717
Societe Generale SA ......................... 37 11/18/22 EUR 26.00 EUR 76 254
SPDR Gold Shares
(a)
......................... 18 11/18/22 USD 170.00 USD 278 981
SPDR S&P 500 ETF Trust ...................... 20 11/18/22 USD 410.00 USD 714 1,490
Tesla, Inc. ................................. 2 11/18/22 USD 320.00 USD 53 1,515
Tesla, Inc. ................................. 3 11/18/22 USD 300.00 USD 80 3,735
Tesla, Inc. ................................. 3 11/18/22 USD 310.00 USD 80 2,978
Walt Disney Co. (The) ........................ 7 11/18/22 USD 120.00 USD 66 284
Western Digital Corp. ......................... 6 11/18/22 USD 65.00 USD 20 57
Alphabet, Inc. .............................. 12 12/16/22 USD 115.00 USD 115 1,620
Amazon.com, Inc. ........................... 11 12/16/22 USD 135.00 USD 124 2,728
Apple, Inc. ................................ 9 12/16/22 USD 165.00 USD 124 1,499
Charles Schwab Corp. (The) .................... 10 12/16/22 USD 80.00 USD 72 1,975
Commerzbank AG ........................... 35 12/16/22 EUR 9.00 EUR 26 720
Crowdstrike Holdings, Inc. ...................... 3 12/16/22 USD 195.00 USD 49 2,295
Domino's Pizza, Inc. .......................... 2 12/16/22 USD 370.00 USD 62 950
Energy Select Sector SPDR Fund ................ 11 12/16/22 USD 75.00 USD 79 4,923
General Motors Co. .......................... 11 12/16/22 USD 43.00 USD 35 358
HCA Healthcare, Inc. ......................... 4 12/16/22 USD 230.00 USD 74 810
iShares China Large-Cap ETF ................... 100 12/16/22 USD 30.00 USD 259 4,000
LVMH Moet Hennessy Louis Vuitton SE ............ 1 12/16/22 EUR 640.00 EUR 61 1,568
LVMH Moet Hennessy Louis Vuitton SE ............ 1 12/16/22 EUR 680.00 EUR 61 1,127
Microsoft Corp. ............................. 6 12/16/22 USD 270.00 USD 140 1,965
Palo Alto Networks, Inc. ....................... 3 12/16/22 USD 190.00 USD 49 1,275
Salesforce, Inc. ............................. 10 12/16/22 USD 165.00 USD 144 4,750
SAP SE .................................. 5 12/16/22 USD 100.00 USD 41 288
Shell plc .................................. 26 12/16/22 USD 55.00 USD 129 3,640
Siemens AG ............................... 12 12/16/22 EUR 110.00 EUR 121 4,281
SPDR Gold Shares
(a)
......................... 15 12/16/22 USD 170.00 USD 232 1,778
SPDR S&P 500 ETF Trust ...................... 29 12/16/22 USD 435.00 USD 1,036 1,320
Tesla, Inc. ................................. 6 12/16/22 USD 300.00 USD 159 10,620
Visa, Inc. ................................. 5 12/16/22 USD 210.00 USD 89 773
Walt Disney Co. (The) ........................ 7 12/16/22 USD 120.00 USD 66 553
Abbott Laboratories .......................... 8 01/20/23 USD 125.00 USD 77 240
Abbott Laboratories .......................... 13 01/20/23 USD 115.00 USD 126 1,222
Adobe, Inc. ................................ 1 01/20/23 USD 480.00 USD 28 44
Align Technology, Inc. ......................... 2 01/20/23 USD 290.00 USD 41 1,150
Alphabet, Inc. .............................. 20 01/20/23 USD 125.00 USD 192 1,850
Dexcom , Inc. .............................. 10 01/20/23 USD 100.00 USD 81 3,150
Dynatrace , Inc. ............................. 9 01/20/23 USD 45.00 USD 31 1,035
Eli Lilly & Co. .............................. 3 01/20/23 USD 340.00 USD 97 5,310
Eli Lilly & Co. .............................. 3 01/20/23 USD 320.00 USD 97 8,175
Freeport-McMoRan, Inc. ....................... 26 01/20/23 USD 35.00 USD 71 3,146

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Glencore plc ............................... 9 01/20/23 GBP 5.68 GBP 44 $ 1,734
Humana, Inc. .............................. 1 01/20/23 USD 500.00 USD 49 2,830
Humana, Inc. .............................. 2 01/20/23 USD 550.00 USD 97 2,140
Intuit, Inc. ................................. 1 01/20/23 USD 450.00 USD 39 1,550
Marathon Oil Corp. .......................... 36 01/20/23 USD 24.00 USD 81 8,604
Otis Worldwide Corp. ......................... 9 01/20/23 USD 85.00 USD 57 495
Salesforce, Inc. ............................. 5 01/20/23 USD 210.00 USD 72 368
Salesforce, Inc. ............................. 5 01/20/23 USD 200.00 USD 72 610
ServiceNow , Inc. ............................ 2 01/20/23 USD 550.00 USD 76 700
SPDR S&P 500 ETF Trust ...................... 20 01/20/23 USD 430.00 USD 714 2,450
TE Connectivity Ltd. .......................... 6 01/20/23 USD 135.00 USD 66 945
Tractor Supply Co. ........................... 3 01/20/23 USD 210.00 USD 56 1,770
Visa, Inc. ................................. 6 01/20/23 USD 210.00 USD 107 1,605
Walt Disney Co. (The) ........................ 10 01/20/23 USD 120.00 USD 94 1,310
XPO Logistics, Inc. .......................... 6 01/20/23 USD 57.50 USD 27 960
143,525
Put
U.S. Treasury 10 Year Note ..................... 1 10/07/22 USD 111.50 USD 1 484
Apple, Inc. ................................ 20 10/21/22 USD 155.00 USD 276 34,150
Carnival Corp. .............................. 7 10/21/22 USD 5.00 USD 5 63
Consumer Staples Select Sector SPDR Fund ......... 64 10/21/22 USD 70.00 USD 427 22,240
Dollar Tree, Inc. ............................. 5 10/21/22 USD 130.00 USD 68 1,258
EQT Corp. ................................ 23 10/21/22 USD 30.00 USD 94 403
Ford Motor Co. ............................. 14 10/21/22 USD 10.00 USD 16 273
Intel Corp. ................................ 43 10/21/22 USD 28.00 USD 111 10,600
Invesco QQQ Trust 1 ......................... 3 10/21/22 USD 255.00 USD 80 1,260
Invesco QQQ Trust 1 ......................... 3 10/21/22 USD 250.00 USD 80 921
Invesco QQQ Trust 1 ......................... 48 10/21/22 USD 268.00 USD 1,283 41,784
iShares China Large-Cap ETF ................... 58 10/21/22 USD 28.00 USD 150 13,572
iShares iBoxx $ High Yield Corporate Bond ETF ....... 4 10/21/22 USD 69.00 USD 29 226
iShares Russell 2000 ETF ...................... 3 10/21/22 USD 160.00 USD 49 1,028
iShares Russell 2000 ETF ...................... 4 10/21/22 USD 150.00 USD 66 504
iShares Russell 2000 ETF ...................... 65 10/21/22 USD 164.00 USD 1,072 31,753
KB Home ................................. 5 10/21/22 USD 22.00 USD 13 100
Netflix, Inc. ................................ 1 10/21/22 USD 185.00 USD 24 338
Sabre Corp. ............................... 1 10/21/22 USD 4.50 USD 1 14
Sabre Corp. ............................... 2 10/21/22 USD 5.00 USD 1 61
SPDR S&P 500 ETF Trust ...................... 2 10/21/22 USD 350.00 USD 71 1,275
SPDR S&P 500 ETF Trust ...................... 3 10/21/22 USD 340.00 USD 107 1,139
U.S. Treasury 5 Year Note ...................... 1 10/21/22 USD 106.50 USD 100 336
VanEck Semiconductor ETF .................... 2 10/21/22 USD 175.00 USD 37 755
VanEck Semiconductor ETF .................... 3 10/21/22 USD 180.00 USD 56 1,598
SPDR S&P 500 ETF Trust ...................... 113 10/28/22 USD 355.00 USD 4,036 105,090
BHP Group Ltd. ............................. 4 11/18/22 GBP 21.83 GBP 102 3,934
Carnival Corp. .............................. 7 11/18/22 USD 5.00 USD 5 193
Frontier Communications Parent, Inc. .............. 4 11/18/22 USD 20.00 USD 9 630
Invesco Senior Loan ETF ...................... 12 11/18/22 USD 19.00 USD 24 210
iShares iBoxx $ High Yield Corporate Bond ETF ....... 5 11/18/22 USD 69.00 USD 36 618
Rio Tinto plc ............................... 1 11/18/22 GBP 45.62 GBP 51 1,574
SPDR S&P 500 ETF Trust ...................... 4 11/18/22 USD 300.00 USD 143 852
SPDR S&P 500 ETF Trust ...................... 5 11/18/22 USD 365.00 USD 179 8,405
SPDR S&P 500 ETF Trust ...................... 27 11/18/22 USD 360.00 USD 964 39,123
Vertiv Holdings Co. .......................... 1 11/18/22 USD 7.50 USD 1 28
Ally Financial, Inc. ........................... 8 12/16/22 USD 20.00 USD 22 320
Ford Motor Co. ............................. 6 12/16/22 USD 8.00 USD 7 111
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2 12/16/22 USD 70.00 USD 14 430
iShares iBoxx $ High Yield Corporate Bond ETF ....... 4 12/16/22 USD 62.00 USD 29 194
SPDR S&P 500 ETF Trust ...................... 4 12/16/22 USD 345.00 USD 143 4,930
SPDR S&P 500 ETF Trust ...................... 4 12/16/22 USD 365.00 USD 143 8,040
SPDR S&P 500 ETF Trust ...................... 27 12/16/22 USD 350.00 USD 964 37,760
Xerox Holdings Corp. ......................... 5 12/16/22 USD 13.00 USD 7 563
Xerox Holdings Corp. ......................... 6 12/16/22 USD 11.00 USD 8 255

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
ConocoPhillips ............................. 11 01/20/23 USD 70.00 USD 113 $ 1,645
Energy Select Sector SPDR Fund ................ 18 01/20/23 USD 65.00 USD 130 6,705
EQT Corp. ................................ 18 01/20/23 USD 35.00 USD 73 5,850
Exxon Mobil Corp. ........................... 7 01/20/23 USD 75.00 USD 61 2,149
Pioneer Natural Resources Co. .................. 3 01/20/23 USD 210.00 USD 65 6,195
Valero Energy Corp. .......................... 6 01/20/23 USD 90.00 USD 64 3,090
405,029
$ 548,554
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Goldman Sachs International — 10/27/22 CNH 6.80 USD 719 $ 34,049
USD Currency ........... Goldman Sachs International — 11/11/22 CNH 7.00 USD 879 20,040
S&P 500 Index .......... Barclays Bank plc 138 12/16/22 USD 3,849.00 USD 495 8,985
63,074
Put
EUR Currency ........... Deutsche Bank AG — 10/17/22 USD 0.94 EUR 1,084 2,162
EUR Currency ........... JPMorgan Chase Bank NA — 10/20/22 USD 0.98 EUR 931 11,434
GBP Currency ........... Morgan Stanley & Co. International plc — 11/01/22 USD 1.06 GBP 291 2,467
USD Currency ........... Citibank NA — 11/14/22 JPY 140.00 USD 282 5,325
USD Currency ........... Citibank NA — 11/15/22 JPY 140.00 USD 253 4,917
EUR Currency ........... JPMorgan Chase Bank NA — 11/25/22 CHF 0.95 EUR 634 4,631
30,936
$ 94,010
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap 1.00%
Markit CDX North
American Investment
Grade Index Series
39.V1 Quarterly
Goldman Sachs
International 10/19/22 USD 1.25 USD 280 $ 259
Bought Protection on 5-Year
Credit Default Swap 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Bank of America NA 10/19/22 USD 90.00 USD 125 —
Bought Protection on 5-Year
Credit Default Swap 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Barclays Bank plc 11/16/22 USD 90.00 USD 105 783
Bought Protection on 5-Year
Credit Default Swap 5.00
Markit CDX North
American High Yield
Index Series 38.V2 Quarterly
Goldman Sachs
International 11/16/22 USD 90.00 USD 80 368
$ 1,410
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.26% Semi-Annual
Morgan Stanley & Co.
International plc 10/27/22 2.26 % USD 475 $ 6
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 10,341 176
182
Put
1-Year Interest Rate Swap
(a)
. 3.75% At Termination 1 day SOFR At Termination
Goldman Sachs
International 02/09/23 3.75 USD 7,110 58,807
1-Year Interest Rate Swap
(a)
. 2.47% At Termination 1 day SONIA At Termination
Goldman Sachs
International 04/03/23 2.47 GBP 3,719 131,597
1-Year Interest Rate Swap
(a)
. 1.00% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 05/02/23 1.00 EUR 5,265 110,138
300,542
$ 300,724
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
GBP Currency ............... Down and In
Morgan Stanley & Co.
International 11/01/22 USD 1.03 USD 0.98 GBP 291 $ (1,276)
GBP Currency ............... One-Touch HSBC Bank 12/23/22 USD 1.00 USD 1.00 GBP 27 (2,995)
(4,271)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust 1 .......................... 56 10/07/22 USD 310.00 USD 1,497 $ (84)
Invesco QQQ Trust 1 .......................... 22 10/14/22 USD 315.00 USD 588 (99)
CBOE Volatility Index .......................... 3 10/19/22 USD 55.00 USD 9 (139)
ConocoPhillips .............................. 8 10/21/22 USD 125.00 USD 82 (196)
Costco Wholesale Corp. ........................ 2 10/21/22 USD 580.00 USD 94 (16)
Crowdstrike Holdings, Inc. ....................... 5 10/21/22 USD 230.00 USD 82 (63)
EQT Corp. ................................. 23 10/21/22 USD 42.00 USD 94 (4,600)
Invesco DB Agriculture Fund
(a)
.................... 38 10/21/22 USD 27.00 USD 76 (190)
LVMH Moet Hennessy Louis Vuitton SE ............. 1 10/21/22 EUR 750.00 EUR 61 (102)
Palo Alto Networks, Inc. ........................ 3 10/21/22 USD 213.33 USD 49 (75)
SPDR S&P 500 ETF Trust ....................... 58 10/21/22 USD 440.00 USD 2,072 (87)
Alcoa Corp. ................................ 9 11/18/22 USD 65.00 USD 30 (50)
Alphabet, Inc. ............................... 14 11/18/22 USD 130.00 USD 135 (210)
Apple, Inc. ................................. 9 11/18/22 USD 185.00 USD 124 (135)
BHP Group Ltd. .............................. 2 11/18/22 GBP 26.00 GBP 51 (651)
Boston Scientific Corp. ......................... 23 11/18/22 USD 45.00 USD 89 (460)
Microsoft Corp. .............................. 6 11/18/22 USD 305.00 USD 140 (150)
Rio Tinto plc ................................ 1 11/18/22 GBP 56.00 GBP 51 (682)
SPDR Gold Shares
(a)
.......................... 18 11/18/22 USD 185.00 USD 278 (135)
SPDR S&P 500 ETF Trust ....................... 20 11/18/22 USD 430.00 USD 714 (410)
Tesla, Inc. .................................. 3 11/18/22 USD 350.00 USD 80 (998)
Tesla, Inc. .................................. 3 11/18/22 USD 360.00 USD 80 (747)
Alphabet, Inc. ............................... 12 12/16/22 USD 150.00 USD 115 (90)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Amazon.com, Inc. ............................ 11 12/16/22 USD 150.00 USD 124 $ (919)
Apple, Inc. ................................. 9 12/16/22 USD 180.00 USD 124 (450)
Dexcom , Inc. ............................... 9 12/16/22 USD 110.00 USD 72 (855)
Energy Select Sector SPDR Fund ................. 11 12/16/22 USD 85.00 USD 79 (1,562)
iShares China Large-Cap ETF .................... 100 12/16/22 USD 34.00 USD 259 (3,100)
Microsoft Corp. .............................. 6 12/16/22 USD 295.00 USD 140 (633)
Salesforce, Inc. .............................. 10 12/16/22 USD 185.00 USD 144 (1,585)
Shell plc ................................... 26 12/16/22 USD 65.00 USD 129 (520)
SPDR Gold Shares
(a)
.......................... 15 12/16/22 USD 185.00 USD 232 (428)
Tesla, Inc. .................................. 6 12/16/22 USD 350.00 USD 159 (3,720)
UnitedHealth Group, Inc. ........................ 3 12/16/22 USD 600.00 USD 152 (738)
EQT Corp. ................................. 18 01/20/23 USD 50.00 USD 73 (4,905)
Exxon Mobil Corp. ............................ 14 01/20/23 USD 95.00 USD 122 (5,950)
Merck & Co., Inc. ............................. 13 01/20/23 USD 100.00 USD 112 (943)
Valero Energy Corp. ........................... 12 01/20/23 USD 120.00 USD 128 (7,830)
(44,507)
Put
Alphabet, Inc. ............................... 13 10/21/22 USD 105.00 USD 125 (12,155)
Amazon.com, Inc. ............................ 11 10/21/22 USD 120.00 USD 124 (9,928)
Apple, Inc. ................................. 9 10/21/22 USD 150.00 USD 124 (11,498)
Apple, Inc. ................................. 20 10/21/22 USD 135.00 USD 276 (8,150)
Consumer Staples Select Sector SPDR Fund .......... 64 10/21/22 USD 65.00 USD 427 (4,896)
Costco Wholesale Corp. ........................ 2 10/21/22 USD 490.00 USD 94 (4,890)
Dollar Tree, Inc. .............................. 5 10/21/22 USD 120.00 USD 68 (463)
Equinix , Inc. ................................ 1 10/21/22 USD 590.00 USD 57 (3,150)
Home Depot, Inc. (The) ........................ 4 10/21/22 USD 280.00 USD 110 (4,260)
Intercontinental Exchange, Inc. ................... 7 10/21/22 USD 90.00 USD 63 (1,750)
Intuit, Inc. .................................. 2 10/21/22 USD 390.00 USD 77 (3,650)
Intuit, Inc. .................................. 5 10/21/22 USD 370.00 USD 194 (5,150)
Intuitive Surgical, Inc. .......................... 3 10/21/22 USD 180.00 USD 56 (1,830)
Invesco DB Agriculture Fund
(a)
.................... 38 10/21/22 USD 19.00 USD 76 (380)
Invesco QQQ Trust 1 .......................... 3 10/21/22 USD 200.00 USD 80 (41)
Invesco QQQ Trust 1 .......................... 3 10/21/22 USD 225.00 USD 80 (179)
Invesco QQQ Trust 1 .......................... 48 10/21/22 USD 245.00 USD 1,283 (10,656)
iShares China Large-Cap ETF .................... 58 10/21/22 USD 25.00 USD 150 (3,190)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 4 10/21/22 USD 68.00 USD 29 (148)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 5 10/21/22 USD 65.00 USD 36 (55)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 30 10/21/22 USD 70.00 USD 214 (2,490)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 48 10/21/22 USD 72.00 USD 343 (8,112)
iShares Russell 2000 ETF ....................... 3 10/21/22 USD 140.00 USD 49 (135)
iShares Russell 2000 ETF ....................... 65 10/21/22 USD 152.00 USD 1,072 (10,075)
Mastercard , Inc. ............................. 2 10/21/22 USD 290.00 USD 57 (2,410)
Microsoft Corp. .............................. 4 10/21/22 USD 230.00 USD 93 (2,690)
Microsoft Corp. .............................. 10 10/21/22 USD 250.00 USD 233 (18,475)
Netflix, Inc. ................................. 1 10/21/22 USD 150.00 USD 24 (64)
SPDR S&P 500 ETF Trust ....................... 2 10/21/22 USD 325.00 USD 71 (345)
SPDR S&P 500 ETF Trust ....................... 3 10/21/22 USD 310.00 USD 107 (266)
Tesla, Inc. .................................. 18 10/21/22 USD 240.00 USD 477 (15,795)
UnitedHealth Group, Inc. ........................ 3 10/21/22 USD 480.00 USD 152 (1,733)
VanEck Semiconductor ETF ..................... 2 10/21/22 USD 140.00 USD 37 (42)
VanEck Semiconductor ETF ..................... 3 10/21/22 USD 170.00 USD 56 (782)
Visa, Inc. .................................. 4 10/21/22 USD 185.00 USD 71 (3,790)
Visa, Inc. .................................. 4 10/21/22 USD 180.00 USD 71 (2,620)
Walt Disney Co. (The) ......................... 6 10/21/22 USD 110.00 USD 57 (9,420)
SPDR S&P 500 ETF Trust ....................... 22 10/24/22 USD 330.00 USD 786 (5,335)
SPDR S&P 500 ETF Trust ....................... 113 10/28/22 USD 325.00 USD 4,036 (27,516)
Abbott Laboratories ........................... 8 11/18/22 USD 95.00 USD 77 (3,080)
Alcoa Corp. ................................ 9 11/18/22 USD 45.00 USD 30 (10,823)
Alphabet, Inc. ............................... 14 11/18/22 USD 95.00 USD 135 (7,210)
Alphabet, Inc. ............................... 15 11/18/22 USD 90.00 USD 144 (5,025)
Apple, Inc. ................................. 9 11/18/22 USD 135.00 USD 124 (6,278)
Aptiv plc ................................... 5 11/18/22 USD 82.50 USD 39 (4,375)
BHP Group Ltd. .............................. 4 11/18/22 GBP 19.60 GBP 102 (1,578)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
BNP Paribas SA ............................. 24 11/18/22 EUR 45.00 EUR 105 $ (7,786)
Dynatrace , Inc. .............................. 9 11/18/22 USD 35.00 USD 31 (2,790)
Eli Lilly & Co. ............................... 3 11/18/22 USD 270.00 USD 97 (762)
Generac Holdings, Inc. ......................... 3 11/18/22 USD 220.00 USD 53 (13,980)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 5 11/18/22 USD 63.00 USD 36 (145)
Lululemon Athletica , Inc. ........................ 5 11/18/22 USD 290.00 USD 140 (12,125)
Microsoft Corp. .............................. 6 11/18/22 USD 220.00 USD 140 (4,680)
Northrop Grumman Corp. ....................... 2 11/18/22 USD 430.00 USD 94 (1,930)
Rio Tinto plc ................................ 1 11/18/22 GBP 41.65 GBP 51 (723)
Societe Generale SA .......................... 37 11/18/22 EUR 21.00 EUR 76 (5,856)
SPDR S&P 500 ETF Trust ....................... 4 11/18/22 USD 250.00 USD 143 (252)
SPDR S&P 500 ETF Trust ....................... 4 11/18/22 USD 350.00 USD 143 (4,254)
SPDR S&P 500 ETF Trust ....................... 10 11/18/22 USD 340.00 USD 357 (7,690)
SPDR S&P 500 ETF Trust ....................... 27 11/18/22 USD 330.00 USD 964 (14,904)
Tesla, Inc. .................................. 3 11/18/22 USD 220.00 USD 80 (3,000)
Tesla, Inc. .................................. 5 11/18/22 USD 240.00 USD 133 (8,000)
Walt Disney Co. (The) ......................... 14 11/18/22 USD 95.00 USD 132 (8,575)
Air Products and Chemicals, Inc. .................. 3 12/16/22 USD 220.00 USD 70 (2,370)
Alphabet, Inc. ............................... 12 12/16/22 USD 90.00 USD 115 (5,160)
Amazon.com, Inc. ............................ 11 12/16/22 USD 100.00 USD 124 (5,005)
Apple, Inc. ................................. 9 12/16/22 USD 130.00 USD 124 (5,828)
Charles Schwab Corp. (The) ..................... 10 12/16/22 USD 65.00 USD 72 (2,525)
Commerzbank AG ............................ 35 12/16/22 EUR 7.20 EUR 26 (2,161)
Crowdstrike Holdings, Inc. ....................... 3 12/16/22 USD 150.00 USD 49 (3,420)
Domino's Pizza, Inc. ........................... 2 12/16/22 USD 290.00 USD 62 (2,790)
Energy Select Sector SPDR Fund ................. 11 12/16/22 USD 60.00 USD 79 (1,854)
General Motors Co. ........................... 11 12/16/22 USD 33.00 USD 35 (3,768)
HCA Healthcare, Inc. .......................... 4 12/16/22 USD 160.00 USD 74 (2,400)
LVMH Moet Hennessy Louis Vuitton SE ............. 1 12/16/22 EUR 520.00 EUR 61 (1,401)
LVMH Moet Hennessy Louis Vuitton SE ............. 1 12/16/22 EUR 550.00 EUR 61 (1,803)
Microsoft Corp. .............................. 6 12/16/22 USD 220.00 USD 140 (5,865)
Microsoft Corp. .............................. 6 12/16/22 USD 215.00 USD 140 (5,025)
Palo Alto Networks, Inc. ........................ 3 12/16/22 USD 150.00 USD 49 (2,205)
Salesforce, Inc. .............................. 10 12/16/22 USD 130.00 USD 144 (6,525)
SAP SE ................................... 5 12/16/22 USD 80.00 USD 41 (2,225)
Shell plc ................................... 26 12/16/22 USD 45.00 USD 129 (4,745)
Siemens AG ................................ 12 12/16/22 EUR 88.00 EUR 121 (3,258)
SPDR S&P 500 ETF Trust ....................... 4 12/16/22 USD 340.00 USD 143 (4,340)
SPDR S&P 500 ETF Trust ....................... 4 12/16/22 USD 315.00 USD 143 (2,242)
SPDR S&P 500 ETF Trust ....................... 29 12/16/22 USD 370.00 USD 1,036 (65,685)
SPDR S&P 500 ETF Trust ....................... 33 12/16/22 USD 310.00 USD 1,179 (16,236)
Tesla, Inc. .................................. 6 12/16/22 USD 220.00 USD 159 (8,340)
Visa, Inc. .................................. 5 12/16/22 USD 170.00 USD 89 (3,688)
Walt Disney Co. (The) ......................... 7 12/16/22 USD 95.00 USD 66 (5,005)
Abbott Laboratories ........................... 8 01/20/23 USD 105.00 USD 77 (8,720)
Abbott Laboratories ........................... 13 01/20/23 USD 95.00 USD 126 (7,183)
Adobe, Inc. ................................. 1 01/20/23 USD 400.00 USD 28 (12,450)
Align Technology, Inc. .......................... 2 01/20/23 USD 230.00 USD 41 (7,920)
Alphabet, Inc. ............................... 20 01/20/23 USD 100.00 USD 192 (19,100)
Alphabet, Inc. ............................... 20 01/20/23 USD 80.00 USD 192 (5,100)
Amazon.com, Inc. ............................ 20 01/20/23 USD 80.00 USD 226 (3,620)
Comcast Corp. .............................. 26 01/20/23 USD 30.00 USD 76 (7,800)
Dexcom , Inc. ............................... 10 01/20/23 USD 80.00 USD 81 (8,900)
Dynatrace , Inc. .............................. 9 01/20/23 USD 35.00 USD 31 (3,690)
Eli Lilly & Co. ............................... 3 01/20/23 USD 280.00 USD 97 (2,205)
Eli Lilly & Co. ............................... 3 01/20/23 USD 260.00 USD 97 (1,343)
Exxon Mobil Corp. ............................ 7 01/20/23 USD 65.00 USD 61 (952)
Freeport-McMoRan, Inc. ........................ 26 01/20/23 USD 25.00 USD 71 (6,266)
Glencore plc ................................ 9 01/20/23 GBP 4.50 GBP 44 (3,260)
Humana, Inc. ............................... 1 01/20/23 USD 390.00 USD 49 (600)
Humana, Inc. ............................... 2 01/20/23 USD 440.00 USD 97 (2,960)
Intuit, Inc. .................................. 1 01/20/23 USD 370.00 USD 39 (2,860)
Marathon Oil Corp. ........................... 36 01/20/23 USD 21.00 USD 81 (7,614)
Microsoft Corp. .............................. 7 01/20/23 USD 200.00 USD 163 (4,323)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Otis Worldwide Corp. .......................... 9 01/20/23 USD 65.00 USD 57 $ (4,185)
Salesforce, Inc. .............................. 10 01/20/23 USD 160.00 USD 144 (22,525)
ServiceNow , Inc. ............................. 2 01/20/23 USD 450.00 USD 76 (16,730)
TE Connectivity Ltd. ........................... 6 01/20/23 USD 110.00 USD 66 (4,950)
Tractor Supply Co. ............................ 3 01/20/23 USD 165.00 USD 56 (2,040)
Valero Energy Corp. ........................... 6 01/20/23 USD 75.00 USD 64 (1,251)
Visa, Inc. .................................. 6 01/20/23 USD 180.00 USD 107 (7,875)
Walt Disney Co. (The) ......................... 10 01/20/23 USD 100.00 USD 94 (10,725)
XPO Logistics, Inc. ........................... 6 01/20/23 USD 45.00 USD 27 (3,270)
iShares Semiconductor ETF ..................... 2 03/17/23 USD 290.00 USD 64 (4,270)
(704,891)
$ (749,398)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Goldman Sachs International 10/27/22 CNH 7.05 USD 719 $ (11,807)
USD Currency ............................. Goldman Sachs International 10/27/22 CNH 7.05 USD 719 (11,807)
USD Currency ............................. Goldman Sachs International 11/11/22 CNH 7.15 USD 879 (9,219)
–
(32,833)
–
Put
EUR Currency ............................. Deutsche Bank AG 10/13/22 USD 0.98 EUR 720 (5,773)
EUR Currency ............................. JPMorgan Chase Bank NA 10/20/22 USD 0.96 EUR 931 (4,249)
EUR Currency ............................. JPMorgan Chase Bank NA 11/25/22 CHF 0.91 EUR 634 (1,261)
–
(11,283)
–
$ (44,116)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
39.V1 1.00 % Quarterly
Goldman Sachs
International 10/19/22 NR USD 1.45 USD 280 $ (79)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 39.V1 5.00 Quarterly Barclays Bank plc 11/16/22 NR USD 85.00 USD 105 (297)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 38.V2 5.00 Quarterly
Goldman Sachs
International 11/16/22 NR USD 85.00 USD 80 (128)
Sold Protection on
5-Year Credit Default
Swap .........
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 5.00 Quarterly Barclays Bank plc 10/19/22 NR EUR 575.00 EUR 360 (6,811)
$ (7,315)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 2.47% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 10/27/22 2.47 % USD 1,759 $ (2)
2-Year Interest Rate Swap
(a)
. 1.40% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 02/15/23 1.40 USD 3,793 (398)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 10,341 (111)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 10,341 (139)
(650)
Put
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.91% Semi-Annual
Morgan Stanley & Co.
International plc 10/04/22 2.91 USD 1,885 (78,706)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.05% Semi-Annual
Goldman Sachs
International 10/26/22 3.05 USD 884 (40,173)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.88% Semi-Annual Citibank NA 10/31/22 2.88 USD 899 (53,058)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.92% Semi-Annual
Goldman Sachs
International 11/02/22 2.92 USD 904 (50,657)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.90% Semi-Annual
Goldman Sachs
International 11/10/22 2.90 USD 1,447 (83,910)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Goldman Sachs
International 11/23/22 3.20 USD 846 (32,026)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 4.40% At Termination
Goldman Sachs
International 02/09/23 4.40 USD 14,221 (58,327)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.60% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.60 USD 3,793 (117,368)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.70% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.70 USD 3,793 (110,690)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 4.50% At Termination
Morgan Stanley & Co.
International plc 03/07/23 4.50 USD 6,974 (27,729)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.03% Semi-Annual
Goldman Sachs
International 03/08/23 4.03 USD 7,053 (68,775)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.27% Semi-Annual
Goldman Sachs
International 03/23/23 3.27 USD 2,825 (119,492)
1-Year Interest Rate Swap
(a)
. 1 day SONIA At Termination 3.22% At Termination
Goldman Sachs
International 04/03/23 3.22 GBP 7,439 (209,039)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.40% Semi-Annual
Morgan Stanley & Co.
International plc 04/06/23 3.40 USD 942 (34,643)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.45% Semi-Annual
Morgan Stanley & Co.
International plc 04/18/23 3.45 USD 926 (32,708)
1-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 1.75% Annual
Goldman Sachs
International 05/02/23 1.75 EUR 10,529 (148,943)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.75% Semi-Annual Citibank NA 05/05/23 3.75 USD 902 (22,803)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.57% Semi-Annual
Goldman Sachs
International 05/11/23 3.57 USD 1,711 (54,310)
(1,343,357)
$ (1,344,007)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5.00 % Quarterly 12/20/26 USD 90 $ 81 $ (10,981) $ 11,062
CDX.NA.HY.37.V2 ................... 5.00 Quarterly 12/20/26 USD 7 25 (218) 243
CDX.NA.HY.38.V2 ................... 5.00 Quarterly 06/20/27 USD 102 2,149 1,537 612

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.39.V1 ................... 1.00 % Quarterly 12/20/27 USD 162 $ 506 $ (242) $ 748
$ 2,761 $ (9,904) $ 12,665
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUROPE.
CROSSOVER.36.V1 . 5.00 % Quarterly 12/20/26 BB- EUR 205 $ (4,654) $ 23,150 $ (27,804)
CDX.NA.HY.39.V1 ..... 5.00 Quarterly 12/20/27 B+ USD 3,156 (124,707) (130,468) 5,761
ITRAXX.EUROPE.
CROSSOVER.38.V1 . 5.00 Quarterly 12/20/27 BB- EUR 437 (22,022) (15,654) (6,368)
$ (151,383) $ (122,972) $ (28,411)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 7,323 $ (9,300) $ — $ (9,300)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 7,321 (9,073) — (9,073)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 5,196 (20,154) — (20,154)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 5,196 (19,445) — (19,445)
1 day SOFR Annual 2.65% Annual N/A 05/02/24 USD 10,966 (225,483) 2,245 (227,728)
0.53% Semi-Annual 3 month LIBOR Quarterly N/A 06/06/24 USD 1,612 104,034 — 104,034
1 day SONIA At Termination 4.26% At Termination 09/06/23
(a)
09/06/24 GBP 3,885 (58,700) — (58,700)
2.00% Annual 1 day SOFR Annual 02/17/23
(a)
02/17/25 USD 1,067 44,124 — 44,124
2.72% Annual 1 day SOFR Annual N/A 05/02/25 USD 13,742 402,986 (3,438) 406,424
28 day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 4,339 (20,582) — (20,582)
28 day MXIBTIIE Monthly 6.43% Monthly N/A 08/13/26 MXN 5,991 (28,891) — (28,891)
28 day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 5,959 (28,371) — (28,371)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 4,857 (23,464) — (23,464)
28 day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 2,947 (14,117) — (14,117)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 4,376 (21,117) — (21,117)
1 day SOFR Annual 2.67% Annual N/A 05/02/27 USD 988 (44,708) (686) (44,022)
1.08% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/30 USD 90 17,339 11,708 5,631
0.02% Annual
6 month
EURIBOR Semi-Annual N/A 08/26/31 EUR 762 174,642 (1) 174,643
1 day SOFR Annual 2.65% Annual N/A 05/02/32 USD 6,318 (443,036) 5,563 (448,599)
2.58% Annual 1 day SOFR Annual N/A 05/24/32 USD 1,169 90,538 (1,130) 91,668
2.60% Annual 1 day SOFR Annual N/A 05/26/32 USD 190 14,444 — 14,444
1 day SOFR Annual 3.47% Annual N/A 10/04/32 USD 810 — — —
2.61% Annual 1 day SOFR Annual N/A 05/02/42 USD 143 15,091 342 14,749
2.43% Annual 1 day SOFR Annual N/A 05/02/52 USD 4,377 520,906 (9,644) 530,550
$ 417,663 $ 4,959 $ 412,704
(a)
Forward swap.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 110 $ 2,738 $ — $ 2,738
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 69 $ (449) $ 2,798 $ (3,247)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 5 969 577 392
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 5 636 506 130
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 5 1,482 1,425 57
Ford Motor Co. ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 10 (292) (945) 653
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 7 157 149 8
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 7 157 149 8
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 10 209 187 22
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 10 280 145 135
Ford Motor Co. ........... 5.00 Quarterly Citibank NA 12/20/27 USD 25 (599) (1,501) 902
$ – $ – $ –
$ 2,550 $ 3,490 $ (940)
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,166 $ (23,048) $ — $ (23,048)
1 day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,362 (24,712) — (24,712)
1 day
BZDIOVER At Termination 9.54% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,354 (22,909) — (22,909)
$ (70,669) $ — $ (70,669)
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD 5,224 BNP Paribas SA 10/17/22 USD 5 $ (14,768) $ — $ (14,768)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD 1,861 Barclays Bank plc 10/26/22 USD 2 209 — 209
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD 4,223 BNP Paribas SA 12/16/22 USD 4 (14,898) — (14,898)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD 240 Citibank NA 12/16/22 USD — (679) — (679)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD 3,749 Goldman Sachs International 12/16/22 USD 4 (11,847) — (11,847)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(1,835) of net dividends and financing fees.
(e)
Amount includes $198 of net dividends and financing fees.
OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD 2,539 JPMorgan Chase Bank NA 12/16/22 USD 3 $ (7,194) $ — $ (7,194)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD 3,062 Merrill Lynch International & Co. 12/16/22 USD 3 (9,354) — (9,354)
iShares iBoxx $ Investment
Grade Corporate Bond ETF . USD (2,629) Citibank NA 12/16/22 USD 3 12,415 — 12,415
SPDR® Bloomberg High Yield
Bond ETF ............. USD 742 Barclays Bank plc 12/16/22 USD 1 (3,033) — (3,033)
SPDR® Bloomberg High Yield
Bond ETF ............. USD 4,882 BNP Paribas SA 12/16/22 USD 5 (22,155) — (22,155)
SPDR® Bloomberg High Yield
Bond ETF ............. USD 1,286 Citibank NA 12/16/22 USD 1 (4,876) — (4,876)
SPDR® Bloomberg High Yield
Bond ETF ............. USD 1,274 Goldman Sachs International 12/16/22 USD 1 (9,012) — (9,012)
Pitney Bowes, Inc. ......... USD (163) Citibank NA 12/27/22 USD — 13 — 13
$ (85,179) $ — $ (85,179)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
01/25/21-05/31/23 $ (531,493) $ 22,46 5
(c)
$ (507,193) 0.3%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 (742,452) 76 , 808
(e)
(665,842) 0.4
$ 99 , 273 $ (1,173,035)
(b) (d)
Range: 15-216 basis points 15-400 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination dates January 25, 2021-May 31, 2023:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
China
Bilibili , Inc., Class Z ........ (1,160) $ (17,816) 3.5%
China Overseas Land &
Investment Ltd. ........ (6,000) (15,609) 3.1
China Vanke Co. Ltd., Class H (10,297) (18,523) 3.6
Shares Value
% of Basket
Value
China (continued)
Kanzhun Ltd., ADR ........ (228) $ (3,849) 0.8%
Kuaishou Technology ....... (1,100) (7,055) 1.4
Longfor Group Holdings Ltd. .. (3,000) (8,600) 1.7
Microport Scientific Corp. .... (2,900) (4,942) 1.0
Prosus NV .............. (303) (15,764) 3.1
Sunny Optical Technology Group
Co. Ltd. .............. (400) (3,801) 0.7
(95,959)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Shares Value
% of Basket
Value
Germany
Beiersdorf AG ............ (224) $ (22,011) 4.3%
Siemens Healthineers AG .... (399) (17,115) 3.4
(39,126)
Italy
Leonardo SpA ........... (777) (5,501) 1.1
Nexi SpA ............... (665) (5,372) 1.1
(10,873)
Japan
Money Forward, Inc. ....... (500) (10,508) 2.1
Open House Group Co. Ltd. .. (300) (10,135) 2.0
(20,643)
South Korea
Celltrion Healthcare Co. Ltd. .. (94) (4,405) 0.9
HYBE Co. Ltd. ........... (60) (5,576) 1.1
Kakao Corp. ............. (253) (9,955) 1.9
NCSoft Corp. ............ (38) (9,090) 1.8
(29,026)
Spain
Ferrovial SA ............. (258) (5,856) 1.2
Sweden
Electrolux AB, Class B ...... (934) (9,707) 1.9
Fastighets AB Balder, Class B . (3,480) (13,891) 2.8
Sagax AB, Class B ........ (181) (2,980) 0.6
Sweco AB, Class B ........ (182) (1,527) 0.3
(28,105)
Switzerland
Adecco Group AG (Registered) (301) (8,308) 1.6
United Kingdom
BT Group plc ............ (2,485) (3,341) 0.6
Just Eat Takeaway.com NV ... (1,113) (17,264) 3.4
Rolls-Royce Holdings plc .... (4,377) (3,352) 0.7
(23,957)
United States
Caesars Entertainment, Inc. .. (87) (2,807) 0.6
CarMax, Inc. ............ (105) (6,932) 1.4
Coinbase Global, Inc., Class A (292) (18,831) 3.7
EPAM Systems, Inc. ....... (14) (5,071) 1.0
Etsy, Inc. ............... (69) (6,909) 1.3
Illumina, Inc. ............ (109) (20,796) 4.1
Lamb Weston Holdings, Inc. .. (167) (12,922) 2.5
Las Vegas Sands Corp. ..... (598) (22,437) 4.4
Lennar Corp., Class A ...... (125) (9,319) 1.8
Norwegian Cruise Line Holdings
Ltd. ................ (1,604) (18,221) 3.6
Paramount Global, Class B ... (1,050) (19,992) 3.9
PPG Industries, Inc. ....... (133) (14,722) 2.9
PulteGroup, Inc. .......... (651) (24,412) 4.8
Quanta Services, Inc. ...... (80) (10,191) 2.0
Snap, Inc., Class A ........ (658) (6,462) 1.3
Take-Two Interactive Software,
Inc. ................. (128) (13,952) 2.8
Teledyne Technologies, Inc. .. (66) (22,273) 4.4
Viatris , Inc. .............. (1,067) (9,091) 1.8
(245,340)
Total Reference Entity — Short ............ (507,193)
Net Value of Reference Entity — Citibank NA .. $ (507,193)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination dates February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Australia
Allkem Ltd. .............. (1,084) $ (9,586) 1.4%
AMP Ltd. ............... (18,877) (13,232) 2.0
IDP Education Ltd. ........ (551) (9,256) 1.4
OZ Minerals Ltd. .......... (667) (11,034) 1.7
Pilbara Minerals Ltd. ....... (4,428) (12,776) 1.9
(55,884)
Brazil
Alpargatas SA (Preference) .. (145) (575) 0.1
Localiza Rent a Car SA ..... (1,338) (15,071) 2.3
Magazine Luiza SA ........ (29,043) (24,281) 3.6
(39,927)
Canada
Shaw Communications, Inc.,
Class B .............. (736) (17,897) 2.7
China
China Southern Airlines Co. Ltd.,
Class H .............. (10,000) (5,263) 0.8
Country Garden Holdings Co.
Ltd. ................ (24,681) (5,701) 0.8
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (800) (3,208) 0.5
Geely Automobile Holdings Ltd. (5,000) (6,842) 1.0
Li Ning Co. Ltd. ........... (1,000) (7,588) 1.1
Shandong Gold Mining Co. Ltd.,
Class H .............. (8,250) (13,127) 2.0
Xiaomi Corp., Class B ...... (33,400) (37,821) 5.7
Zhuzhou CRRC Times Electric
Co. Ltd. .............. (2,700) (11,302) 1.7
(90,852)
Finland
Orion OYJ, Class B ........ (314) (13,222) 2.0
France
Alstom SA .............. (480) (7,764) 1.2
Germany
Vonovia SE ............. (286) (6,172) 0.9
Hong Kong
CK Asset Holdings Ltd. ..... (2,000) (12,007) 1.8
Japan
Hitachi Metals Ltd. ........ (500) (7,523) 1.1
Olympus Corp. ........... (800) (15,390) 2.3
Tokyo Electric Power Co.
Holdings, Inc. .......... (1,400) (4,475) 0.7
(27,388)
Netherlands
Aegon NV .............. (4,351) (17,295) 2.6
Poland
CD Projekt SA ........... (445) (8,911) 1.3
InPost SA .............. (1,837) (10,689) 1.6
(19,600)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Shares Value
% of Basket
Value
South Korea
Delivery Hero SE ......... (418) $ (15,268) 2.3%
Iljin Materials Co. Ltd. ...... (159) (5,559) 0.8
POSCO Chemical Co. Ltd. ... (254) (26,277) 4.0
(47,104)
Sweden
Swedish Match AB ........ (1,376) (13,611) 2.0
Switzerland
Bachem Holding AG ....... (41) (2,579) 0.4
United Kingdom
Informa plc .............. (819) (4,681) 0.7
Ocado Group plc ......... (1,395) (7,240) 1.1
(11,921)
United States
Broadridge Financial Solutions,
Inc. ................. (96) (13,855) 2.1
DISH Network Corp., Class A . (1,711) (23,663) 3.6
Shares Value
% of Basket
Value
United States (continued)
Dollar Tree, Inc. .......... (174) $ (23,681) 3.6%
DXC Technology Co. ....... (850) (20,808) 3.1
Fiserv, Inc. .............. (104) (9,731) 1.5
International Business Machines
Corp. ............... (277) (32,910) 4.9
Marvell Technology, Inc. ..... (404) (17,336) 2.6
Nielsen Holdings plc ....... (910) (25,225) 3.8
PACCAR, Inc. ........... (242) (20,253) 3.0
PerkinElmer, Inc. ......... (184) (22,141) 3.3
Ross Stores, Inc. ......... (383) (32,275) 4.8
STERIS plc ............. (195) (32,425) 4.9
Zoom Video Communications,
Inc., Class A ........... (113) (8,316) 1.3
(282,619)
Total Reference Entity — Short ............ (665,842)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (665,842)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59
1 day SONIA ......................................... Sterling Overnight Index Average 2.19
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 9.55
3 month LIBOR ....................................... London Interbank Offered Rate 3.78
6 month EURIBOR ..................................... Euro Interbank Offered Rate 1.90

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Offshore
CNY Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,735,263 $ — $ 1,735,263
Common Stocks
Argentina ............................................ 15,728 — — 15,728
Australia ............................................. — 929,458 1 929,459
Belgium ............................................. — 23,822 — 23,822
Brazil ............................................... 75,834 10,423 — 86,257
Canada ............................................. 1,271,016 — — 1,271,016
Cayman Islands ........................................ 56,328 — — 56,328
Chile ............................................... 42,652 — — 42,652
China ............................................... 93,536 2,263,389 — 2,356,925
Denmark ............................................. — 223,571 — 223,571
Finland .............................................. — 47,487 — 47,487
France .............................................. — 2,362,342 — 2,362,342
Germany ............................................ — 3,213,778 — 3,213,778
Hong Kong ........................................... — 339,777 — 339,777
India ............................................... — 26,311 130,751 157,062
Ireland .............................................. — 25,816 — 25,816
Israel ............................................... 387,210 9,041 — 396,251
Italy ................................................ — 337,594 — 337,594
Japan ............................................... — 1,348,741 — 1,348,741
Jordan .............................................. — 5,095 — 5,095
Macau .............................................. — 3,984 — 3,984
Mexico .............................................. 42,351 — — 42,351
Netherlands ........................................... 272,336 1,934,781 49,918 2,257,035
Norway .............................................. — 47,816 — 47,816
Poland .............................................. — 5,754 — 5,754
Saudi Arabia .......................................... — 3,083 — 3,083
South Africa ........................................... — 145,243 — 145,243
South Korea .......................................... — 703,924 — 703,924

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Spain ............................................... $ — $ 443,021 $ — $ 443,021
Sweden ............................................. — 657,379 — 657,379
Switzerland ........................................... — 527,365 — 527,365
Taiwan .............................................. — 546,911 — 546,911
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 224,179 2,505,623 104,032 2,833,834
United States .......................................... 46,229,226 379,256 669,568 47,278,050
Corporate Bonds
Australia ............................................. — 953 856,225 857,178
Belgium ............................................. — 51,871 — 51,871
Canada ............................................. — 336,033 — 336,033
China ............................................... — 126,874 — 126,874
Germany ............................................ — 352,268 — 352,268
India ............................................... — 169,425 — 169,425
Italy ................................................ — 435,331 — 435,331
Luxembourg .......................................... — 329,602 — 329,602
Netherlands ........................................... — 11,352 — 11,352
Switzerland ........................................... — 951 — 951
Thailand ............................................. — 176,725 — 176,725
Turkey .............................................. — — 75,040 75,040
United Arab Emirates .................................... — 36,300 — 36,300
United Kingdom ........................................ — 878,637 — 878,637
United States .......................................... — 7,997,759 633,072 8,630,831
Floating Rate Loan Interests
Belgium ............................................. — 127,592 — 127,592
Canada ............................................. — 176,745 — 176,745
France .............................................. — 194,787 — 194,787
Germany ............................................ — 81,119 — 81,119
Jersey, Channel Islands ................................... — — 105,023 105,023
Luxembourg .......................................... — 55,236 235,808 291,044
Netherlands ........................................... — 362,371 139,176 501,547
Sweden ............................................. — 62,172 — 62,172
United States .......................................... — 1,310,879 946,315 2,257,194
Foreign Government Obligations .............................. — 1,257,989 — 1,257,989
Investment Companies .................................... 3,205,662 — — 3,205,662
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 98,845 — 98,845
Cayman Islands ........................................ — 96,243 — 96,243
United States .......................................... — 3,630,243 123,140 3,753,383
Other Interests .......................................... — — 240,144 240,144
Preferred Securities
Brazil ............................................... 18,961 — 159,806 178,767
China ............................................... — — 413,333 413,333
Germany ............................................ 132,035 34,232 183,007 349,274
India ............................................... — — 92,979 92,979
Israel ............................................... — — 84,494 84,494
Jersey, Channel Islands ................................... — — 164,960 164,960
Sweden ............................................. — — 13,541 13,541
United States .......................................... 565,825 378,480 2,356,996 3,301,301
U.S. Government Sponsored Agency Securities .................... — 2,519,434 — 2,519,434
U.S. Treasury Obligations ................................... — 19,866,626 — 19,866,626
Warrants .............................................. 12,281 1,273 11,714 25,268
Short-Term Securities
Certificates of Deposit ..................................... — 220,117 — 220,117
Foreign Government Obligations .............................. — 15,340,237 — 15,340,237
Money Market Funds ...................................... 5,465,136 — — 5,465,136
Time Deposits .......................................... — 129,885 — 129,885
U.S. Treasury Obligations ................................... — 664,976 — 664,976
Options Purchased
Credit contracts .......................................... — 1,410 — 1,410
Equity contracts .......................................... 547,734 8,985 — 556,719
Foreign currency exchange contracts ........................... — 89,771 — 89,771
Interest rate contracts ...................................... 820 300,724 — 301,544

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Liabilities
Investments
TBA Sale Commitments .................................... $ — $ (952,578) $ — $ (952,578)
Investment Sold Short
Common Stocks
France .............................................. — (44,029) — (44,029)
Hong Kong ........................................... — (47,710) — (47,710)
United Kingdom ........................................ — (43,104) — (43,104)
United States .......................................... (56,613) — — (56,613)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (2,066) (2,066)
$ 58,602,237 $ 77,633,079 $ 7,786,977 $ 144,022,293
Investments Valued at NAV
(b )
..................................... 5,150,742
$ —
$ 149,173,035
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 20,733 $ — $ 20,733
Equity contracts ........................................... 642,228 196,884 — 839,112
Foreign currency exchange contracts ............................ — 899,569 — 899,569
Interest rate contracts ....................................... 936,064 1,386,267 — 2,322,331
Other contracts ........................................... — 2,738 — 2,738
Liabilities
Credit contracts ........................................... — (44,734) — (44,734)
Equity contracts ........................................... (790,302) (97,816) — (888,118)
Foreign currency exchange contracts ............................ — (956,402) — (956,402)
Interest rate contracts ....................................... (658,604) (2,388,239) — (3,046,843)
$ 129,386 $ (981,000) $ — $ (851,614)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests
Unfunded
SPAC
PIPE
Commitments Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31,
2021 ..................... $ 109,558 $ 917,849 $ 1,379,781 $ 1,482,984 $ — $ 191,853 $ 3,947,097 $ 455 $ 6,464 $ 7,123 $ 8,043,164
Transfers into Level 3 ............ — — 300 64,892 129,700 — 13,541 — — 2,214 210,647
Transfers out of Level 3 ........... (109,558) — — (274,107) — — — — — — (383,665)
Other
(a)
..................... — 116,585 — — — (116,585) — — — —
Accrued discounts/premiums ........ — — (21,975) 7,094 — — — — — — (14,881)
Net realized loss ................ — — — (23) — — — — — — (23)
Net change in unrealized appreciation
(depreciation)
(b)
.............. — (123,597) (14,148) (136,322) (6,560) 48,291 (575,037) (2,521) (6,464) 2,377 (813,981)
Purchases .................... — 43,433 220,379 341,357 — — 200,100 — — — 805,269
Sales ....................... — — — (59,553) — — — — — — (59,553)
Closing balance, as of September 30,
2022 .....................
$ — $ 954,270 $ 1,564,337 $ 1,426,322 $ 123,140
$ 240,144
$ 3,469,116 $ (2,066) $ — $ 11,714 $ 7,786,977
Net change in unrealized appreciation
(depreciation) on investments still held
at September 30, 2022
(b)
........
$ — $ (122,898) $ (13,848) $ (117,491) $ (6,560)
$ 48,291
$ (522,104) $ — $ — $ 6,381 $ (728,229)
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $499,522. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 954,270 Income Discount Rate 16% —
Market Revenue Multiple 3.4x – 17.19x 6.53x
Volatility 47% – 69% 58%
Time to Exit 1.4 – 1.7 years 1.6 years
Corporate Bonds
(b)
............................ 1,384,337 Income Discount Rate 12% – 35% 17%
Estimated Recovery
Value
31% —
Floating Rate Loan Interests ...................... 1,232,160 Income Discount Rate 6% – 16% 12%
Other Interests .............................. 240,144 Market Discount Rate 6% —
Preferred Stocks
(c)
............................ 3,469,116 Market Revenue Multiple 0.09x – 29.00x 12.82x
EBITDA Multiple 3.75x —
Gross Profit Multiple 30.50x —
Time to Exit 1.5 – 5.0 years 3.8 years
Volatility 50% – 90% 67%
Market Adjustment
Multiple
1.00x —
Income Discount Rate 12% —
Warrants .................................. 11,428 Market Revenue Multiple 13.64x —
Volatility 43% – 60% 60%
Time to Exit 0.5 – 0.8 years 0.7 years
$ 7,291,455
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end September 30, 2022, the valuation technique for investments classified as Corporate Bonds amounting to $122,880 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end September 30, 2022, the valuation technique for investments classified as Preferred Stocks amounting to $262,913 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
The Fund valued certain of its Level 3 investments using recent prior transaction prices as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $563,864 as of September 30, 2022.